[GRAPHIC: PHOTO COLLAGE]

                                                                Nations
                                                                International
                                                                Value Fund

                                                                Nations
                                                                International
                                                                Equity Fund

                                                                Nations
                                                                International
                                                                Growth Fund

                                                                Nations
                                                                Emerging Markets
                                                                Fund


INTERNATIONAL
STOCK FUNDS

Semiannual report for the period
ended September 30, 1999


                                                                   Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

PRESIDENTS'
MESSAGE
                           DEAR SHAREHOLDER:

                           We're rapidly approaching the end of the year, and the end of the twentieth century. While we all look forward to the beginning of the next century, let's first take a look back at the last six months and then we'll discuss how Nations Funds is positioned as we head into the year 2000.

                           RIDING THE WAVES IN THE U.S.

                           The last six months offered a snapshot of what we often refer to as market volatility. And when we say market volatility, we mean the ups and downs of the U.S. stock market. Basically, what went up in the second quarter of the year fell right back down in the third quarter. During the spring, we witnessed another Dow Jones Industrial Average* milestone -- crossing the 11,000 mark -- and we saw a broadening in the stock market, as value stocks and small-company stocks came back into favor. This was a change from the past few years where rallies have been led by a narrow group of large-company stocks.

                           However, strong economic growth -- combined with continued low inflation and low unemployment -- caused the Federal Reserve Board to raise interest rates twice by a total of 0.50%. These rate hikes (on June 30 and August 24) caused the markets to resemble the rough surf of the Atlantic during one of our many hurricanes this past summer. (In fact, Hurricane Floyd actually shut down Wall Street in mid-September with torrential rains and high winds.) At any rate, the stock market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500)**, finished the third quarter at 5.36% (year-to-date through September 30,
                           1999), 10% off its August high, with the average stock in the S&P 500 off 20% from its high.

                           A BRIGHTER PICTURE OVERSEAS

                           International stock markets performed well in the second quarter and actually outperformed the U.S. for the first time in a number of years. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 4.4% in the third quarter. A resurgent Japanese economy helped to push international equity markets higher.

                           This is yet another example of the importance of diversification. Investors investing exclusively in the U.S. could miss out on opportunities overseas. One way to ensure that your portfolio is properly diversified is to seek the professional advice of an investment professional. An investment professional can help explain the additional risks involved in international investing, as well as educate you on the potential rewards that have historically come from a diversified portfolio including international investments.

                            *  The Dow Jones Industrial Average is a
                               price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                            ** The Standard & Poor's 500 Composite Stock Price
                               Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE continued...

                           STAY THE COURSE

                           While the ride has been bumpy over the last six months, we believe the best course of action for an investor is to stay focused on your long-term goals and remain invested. We understand that Y2K has been on investors' minds for quite some time now. As most Americans have come to realize, substantial efforts have been made by companies in the U.S. and abroad to try to ensure that the Y2K problem will be avoided. Regardless, Y2K will come and go and those investors that stick to their long-term goals, as history has shown, stand a better chance of attaining them.

                           WHAT'S NEW AT NATIONS FUNDS

                           We've made some great strides during the past six months and are poised to make Nations Funds a stronger presence in the mutual fund industry in the new year. We completed the largest merger in mutual fund history on May 21 when we combined Pacific Horizon Funds with Nations Funds. Combining these two entities provides you with more investment choices and a broader range of investment expertise. This is part of our ongoing commitment to providing you with the best products and services, and helping you pursue a lifetime of financial goals.

                           In fact, our selection of mutual funds continued to grow as we introduced Nations Strategic Equity Fund, a large-company stock fund managed for tax efficiency, on August 1. This fund is managed by Bank of America Investment Management -- a Nations Funds Manager of Distinction(SM).

                           We look forward to the opportunities ahead of us in the new year and to making your investment experience with Nations Funds a successful one. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

                           September 30, 1999

Table
of
contents

                                     Nations Funds Spectrum                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       - Nations International Value Fund                            3
                                       - Nations International Equity Fund                           6
                                       - Nations International Growth Fund                          11
                                       - Nations Emerging Markets Fund                              14
                                     Statements of operations                                       18
                                     Statements of changes in net assets                            20
                                     Schedules of capital stock activity                            22
                                     Financial highlights                                           26
                                     Notes to financial statements                                  34

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [Dalbar Logo]
                                           RECOGNIZED FOR
                                           OUTSTANDING                  DALBAR, Inc., is a well-respected research firm
                                           CUSTOMER SERVICE             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS

LOWER
RISK/
REWARD
POTENTIAL

MONEY
MARKET
FUNDS

Nations Prime Fund
Nations Government
Money Market Fund
Nations Treasury Fund
Nations Tax Exempt
Fund

FIXED
INCOME
FUNDS

INCOME FUNDS
Nations Diversified
Income Fund
Nations U.S. Government
Bond Fund
Nations Strategic
Fixed Income Fund
Nations Intermediate
Bond Fund
Nations Government
Securities Fund
Nations Short-
Intermediate
Government Fund
Nations Short-Term
Income Fund

TAX-EXEMPT
INCOME FUNDS

Nations Municipal
Income Fund
Nations State-Specific
Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate
Municipal Bond Fund
Nations State-Specific
Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term
Municipal Income Fund

DOMESTIC
EQUITY
FUNDS

GROWTH FUNDS

Nations Small Company
Growth Fund
Nations Emerging
Growth Fund
Nations Marsico
Focused Equities Fund
Nations Disciplined
Equity Fund
Nations Capital
Growth Fund
Nations Strategic
Equity Fund
Nations Blue Chip Fund

GROWTH AND
INCOME FUNDS

Nations Marsico Growth
& Income Fund
Nations Equity
Income Fund
Nations Value Fund
Nations Asset
Allocation Fund
Nations Balanced
Assets Fund
Nations Capital
Income Fund

INTERNATIONAL
FUNDS

Nations Emerging
Markets Fund
Nations International
Growth Fund
Nations International
Equity Fund
Nations International
Value Fund

HIGHER
RISK/
REWARD
POTENTIAL

INDEX FUNDS

Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed SmallCap Value Index Fund
Nations Managed Value Index Fund

ASSET ALLOCATION PORTFOLIOS

Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations International Value Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
             COMMON STOCKS -- 94.9%
             AUSTRIA -- 0.2%
    24,860   EVN AG, ADR.........................  $     635
                                                   ---------
             BRAZIL -- 7.0%
   676,000   Banco Bradesco SA, ADR..............      3,204
   827,450   Centrais Eletricas Brasileiras SA,
               ADR (Electrobas)..................      6,896
    20,575   Centrais Geradoras do Sul do Brasil
               SA++..............................         64
   469,000   Compania Cervejaria Brahma, ADR.....      5,628
     8,800   Embratel Participacoes, ADR++.......        101
   495,600   Petroleo Brasileiros, ADR...........      7,641
       880   Tele Celular Sul Participacoes SA,
               ADR...............................         17
     2,933   Tele Centro Oeste Celular
               Participacoes SA, ADR.............         10
     1,760   Tele Centro Sul Participacoes,
               ADR++.............................         98
       176   Tele Leste Celular Participacoes SA,
               ADR...............................          6
       440   Tele Nordeste Celular Participacoes
               SA, ADR...........................         10
       176   Tele Norte Celular Participacoes SA,
               ADR...............................          5
     8,800   Tele Norte Leste Participacoes,
               ADR...............................        136
    35,500   Telebras, ADR Pfd. Block............      2,660
       440   Telemig Celular Participacoes SA,
               ADR++.............................         13
     3,520   Telesp Celular Participacoes SA,
               ADR...............................         92
     8,800   Telesp Participacoes SA, ADR........        139
                                                   ---------
                                                      26,720
                                                   ---------
             DENMARK -- 1.9%
    64,310   Den Danske Bank, ADR................      7,325
                                                   ---------
             FRANCE -- 8.4%
   426,100   Alcatel SA, ADR.....................     11,824
   140,100   Compagnie Generale des
               Establessements Michelin..........      6,613
   148,600   Elf Aquitaine, ADR..................     13,615
       270   Eridania Beghin-Say SA..............         33
                                                   ---------
                                                      32,085
                                                   ---------
             GERMANY -- 7.7%
   150,300   BASF AG, ADR........................      6,435
   220,000   Bayersche Motoren Werke AG..........      6,209
   319,600   Deutsche Telekom AG.................     13,103
    16,800   Munchener Ruckvers++................      3,394
                                                   ---------
                                                      29,141
                                                   ---------
             HONG KONG -- 5.2%
 1,574,000   Citic Pacific, Ltd. ................      4,357
   164,400   Hutchison Whampoa, Ltd., ADR........      7,646
 1,616,500   Swire Pacific, Ltd. 'A', ADR........      7,658
                                                   ---------
                                                      19,661
                                                   ---------
             ITALY -- 4.8%
   144,100   ENI Spa.............................      9,078
   104,500   Telecom Italia Spa..................      9,007
                                                   ---------
                                                      18,085
                                                   ---------
             JAPAN -- 18.0%
    63,100   Canon, Inc. ........................      1,869
   132,000   Daiichi Pharmaceutical Company,
               Ltd. .............................      2,006
   145,100   Hitachi Ltd., ADR...................     15,834
   906,000   Komatsu.............................      6,008

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
             JAPAN -- (CONTINUED)
   169,500   Kyocera Corporation, ADR............  $  12,501
    35,900   Matsushita Electric Industrial
               Company Ltd., ADR.................      7,503
 2,393,000   Mitsubishi Heavy Industries,
               Ltd. .............................      9,215
   742,000   Nippon Oil Company, Ltd. ...........      3,045
   183,200   Tokio Marine & Fire Insurance
               Company, Ltd., ADR................     10,534
                                                   ---------
                                                      68,515
                                                   ---------
             MEXICO -- 2.8%
   152,125   Telefonos de Mexico, ADR............     10,839
                                                   ---------
             NETHERLANDS -- 3.8%
   159,265   ING Groep NV, ADR...................      8,720
   132,190   Royal KPN NV, ADR...................      5,882
                                                   ---------
                                                      14,602
                                                   ---------
             NEW ZEALAND -- 0.5%
    60,000   Telecom Corporation of New Zealand
               Ltd., ADR.........................      1,920
                                                   ---------
             PORTUGAL -- 1.1%
    97,360   Portugal Telecommunications, ADR....      4,022
                                                   ---------
             SINGAPORE -- 4.0%
   263,453   DBS Group Holdings, ADR.............     11,775
   797,900   Jardine Matheson Holdings, Ltd.,
               ADR...............................      3,271
                                                   ---------
                                                      15,046
                                                   ---------
             SOUTH AFRICA -- 2.9%
   311,600   De Beers Consolidated Mines, Ltd.,
               ADR...............................      8,413
   131,700   Iscor, Ltd., ADR....................        509
   263,600   South African Breweries plc++.......      2,260
                                                   ---------
                                                      11,182
                                                   ---------
             SOUTH KOREA -- 0.3%
    31,000   Korea Telecom, ADR++................      1,147
                                                   ---------
             SPAIN -- 1.4%
    97,800   Argentaria Caja Postal y Banco
               Hipotecario de Espana, SA,
               ADR++.............................      4,315
    58,200   Union Electrica Fenosa SA...........        873
                                                   ---------
                                                       5,188
                                                   ---------
             SWITZERLAND -- 2.5%
   234,400   Allied Zurich plc, ADR++............      5,443
    12,800   Swisscom AG++.......................      3,992
                                                   ---------
                                                       9,435
                                                   ---------
             UNITED KINGDOM -- 20.7%
   365,000   Allied Domecq plc...................      2,077
   137,000   BOC Group plc.......................      2,856
   313,200   British American Tobacco plc, ADR...      5,442
   149,500   British Steel plc, ADR++............      3,850
   166,140   Coats Viyella plc, ADR..............        454
   256,351   Diageo plc, ADR.....................     10,622
   228,500   HSBC Holdings plc...................     13,267
   884,060   Invensys plc........................      8,561
   277,400   Marks & Spencer plc, ADR............      8,662
   224,800   National Power plc..................      7,166
   600,300   Reckitt & Colman....................      7,454

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
   653,700   Royal & Sun Alliance Insurance Group
               plc...............................  $   5,108
   851,000   Safeway plc.........................      3,132
    20,000   Tate & Lyle plc, ADR................        493
                                                   ---------
                                                      79,144
                                                   ---------
             VENEZUELA -- 1.7%
   240,900   Cia Anonima Nacional Telefonos de
               Venezuela, ADR (CANTV)............      6,459
                                                   ---------
             TOTAL COMMON STOCKS
               (Cost $348,072)...................    361,151
                                                   ---------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 34.8%
              (Cost $132,277)
  132,277   Nations Cash Reserves#..............    132,277
                                                   --------
            TOTAL INVESTMENTS
              (Cost $480,349*)...........  129.7%   493,428
                                                   --------
            OTHER ASSETS AND
              LIABILITIES (NET)..........  (29.7)%
            Receivable for Fund shares sold.....   $  3,076
            Dividends receivable................      2,520
            Interest receivable.................         96
            Prepaid expenses....................         47
            Collateral on securities loaned.....   (114,680)
            Payable for Fund shares redeemed....     (2,985)
            Investment advisory fee payable.....       (244)
            Administration fee payable..........        (67)
            Shareholder servicing and
              distribution fees payable.........        (75)
            Due to custodian....................         (1)
            Distributions payable...............        (98)
            Payable for investment securities
              purchased.........................       (360)
            Accrued Trustees'/Directors' fees
              and expenses......................        (10)
            Accrued expenses and other
              liabilities.......................        (67)
                                                   --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).............................   (112,848)
                                                   --------
            NET ASSETS...................  100.0%  $380,580
                                                   ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income............................   $  2,744
            Accumulated net realized gain on
              investments sold, foreign
              currencies and net other assets...     10,520
            Net unrealized appreciation of
              investments, foreign currencies
              and net other assets..............     13,083
            Paid-in capital.....................    354,233
                                                   --------
            NET ASSETS..........................   $380,580
                                                   ========

                                                    VALUE
-----------------------------------------------------------
---------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($283,053,569 / 17,353,074 shares
              outstanding)......................     $16.31
                                                     ------
                                                     ------
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($77,936,145 / 4,780,009
              shares outstanding)...............     $16.30
                                                     ------
                                                     ------
            Maximum sales charge................      5.75%
            Maximum offering price per share....     $17.29
            INVESTOR B SHARES:
            Net asset value and offering price
              per share+
              ($16,351,570 / 1,009,945 shares
              outstanding)......................     $16.19
                                                     ------
                                                     ------
            INVESTOR C SHARES:
            Net asset value and offering price
              per share+ ($3,238,556 / 199,821
              shares outstanding)...............     $16.21
                                                     ------
                                                     ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $28,270 and gross depreciation of $15,191 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $480,349.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $114,680.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

At September 30, 1999, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common Stocks:
Telecommunications..........................................         15.7%          $       59,658
Banking.....................................................         10.5                   39,886
Electronics.................................................         10.2                   38,724
Oil and Gas.................................................          8.0                   30,334
Insurance...................................................          6.4                   24,479
Beverages...................................................          4.9                   18,510
Electrical Equipment........................................          4.2                   15,834
Diversified.................................................          3.2                   12,015
Machinery and Engineering...................................          2.4                    9,215
Financial Services..........................................          2.3                    8,720
Retail -- Department Stores.................................          2.3                    8,662
Manufacturing...............................................          2.2                    8,561
Metals and Mining...........................................          2.2                    8,413
Household Products..........................................          2.1                    7,908
Investment Companies/Trusts.................................          2.0                    7,646
Electric Power..............................................          1.9                    7,166
Automobile Parts Manufacturers..............................          1.7                    6,613
Chemicals -- Diversified....................................          1.7                    6,435
Automobiles and Trucks......................................          1.6                    6,209
Machinery and Equipment.....................................          1.6                    6,008
Other.......................................................          7.8                   30,155
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         94.9                  361,151
INVESTMENT COMPANIES........................................         34.8                  132,277
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        129.7                  493,428
OTHER ASSETS AND LIABILITIES (NET)..........................        (29.7)                (112,848)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $      380,580
                                                                ----------           -------------
                                                                ----------           -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            COMMON STOCKS -- 98.1%
            ARGENTINA -- 0.1%
   89,600   Perez Companc, ADR....................  $  1,075
                                                    --------
            AUSTRALIA -- 2.3%
  149,843   Broken Hill Proprietary Company,
              Ltd.++..............................     1,726
  243,071   Cable and Wireless Optus++............       523
  308,417   Coles Myer Ltd. ......................     1,612
   33,000   Computershare Limited.................       396
  429,601   National Australia Bank...............     6,288
  486,962   News Corporation......................     3,416
  150,000   Rio Tinto Ltd. .......................     2,544
   38,700   Telstra Corporation...................       201
   14,000   Telstra Corporation ADS Rep 5 Ord.
              NPV.................................       369
                                                    --------
                                                      17,075
                                                    --------
            BELGIUM -- 0.3%
   20,000   G.I.B. ...............................       867
   70,000   Global Telesystems Com++..............     1,380
                                                    --------
                                                       2,247
                                                    --------
            BRAZIL -- 1.2%
   96,080   Cemig CIA Energ, ADR..................     1,476
   86,600   Companhia Vale do Rio Doce, ADR.......     1,830
   34,630   Embratel Participacoes, ADR++.........       396
   31,721   Tele Centro Sul Participacoes,
              ADR++...............................     1,761
   37,500   Tele Norte Leste Participacoes, ADR...       581
   55,596   Telesp Celular Participacoes SA,
              ADR.................................     1,452
   23,048   Telesp Participacoes SA, ADR..........       363
   81,600   Telesp Participacoes SA, ADR..........     1,285
                                                    --------
                                                       9,144
                                                    --------
            CANADA -- 1.5%
   51,691   Abitibi-Consolidated Inc. ............       621
   45,662   Bank of Nova Scotia...................       979
   51,158   BCE, Inc. ............................     2,541
   11,000   Magna International Inc., Class A, Sub
              Voting Com NPV......................       543
   63,495   Nortel Networks Corporation...........     3,241
   36,000   Nortel Networks Corporation...........     1,837
   59,802   Toronto-Dominion Bank.................     1,158
                                                    --------
                                                      10,920
                                                    --------
            CHILE -- 0.0%+
    8,189   Enersis, ADR..........................       171
   10,100   Telecom De Chile, ADR.................       182
                                                    --------
                                                         353
                                                    --------
            DENMARK -- 1.3%
   57,700   Den Danske Bank Group.................     6,572
   49,600   Novo Nordisk A/S......................     2,963
                                                    --------
                                                       9,535
                                                    --------
            FINLAND -- 1.5%
    2,160   Huhtamaki Oyj.........................        68
  108,462   Nokia AB Oy...........................     9,715
   35,000   Sonera YHTYMA Oyj.....................     1,014
                                                    --------
                                                      10,797
                                                    --------
            FRANCE -- 10.0%
   29,635   Axa++.................................     3,749
   15,989   Banque Nationale de Paris (BNP).......     1,276
   13,631   Bouygues..............................     4,323
   11,300   Cap Gemini............................     1,781

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            FRANCE -- (CONTINUED)
    3,630   Castorama Dubois......................  $  1,021
   11,700   Compagnie De Saint-Gobain.............     2,181
   60,000   Compagnie Generale des Establessements
              Michelin............................     2,833
   40,000   Credit Commercial de France...........     5,044
   19,760   Danone................................     4,808
   69,584   Elf Aquitaine.........................    12,153
   58,446   France Telecom SA.....................     5,129
    1,061   Havas Advertising SA..................       254
   22,751   Lafarge-Coppee........................     2,514
    2,785   Publicis SA...........................       647
   55,627   Sanofi-Synthelabo++...................     2,370
   12,620   Schneider Electric SA.................       923
   51,043   Societe Generale......................    10,518
    9,618   Societe Television Francaise I........     2,691
   11,829   St Microelectronics...................       922
    7,000   Suez Lyonnaise des Eaux...............     1,133
   23,516   Total Fina............................     2,955
   90,000   Usinor................................     1,270
   46,328   Vivendi...............................     3,254
                                                    --------
                                                      73,749
                                                    --------
            GERMANY -- 7.0%
   83,800   BASF AG...............................     3,588
   97,070   Bayer AG..............................     3,871
   65,957   Bayersche Motoren Werke AG............     1,861
   57,636   DaimlerChrysler AG....................     3,971
   67,550   Deutsche Bank AG......................     4,521
   30,000   Deutsche Telekom AG...................     1,230
   25,000   Dresdner Bank AG......................     1,181
  138,854   Hoechst AG............................     5,863
   30,000   Kamps AG..............................     1,827
   74,806   Mannesman AG++........................    11,951
   25,000   PrimaCom..............................     1,371
   60,000   RWE AG................................     2,489
   79,600   SAP AG++..............................     3,006
   15,000   Siemens AG............................     1,239
   30,000   Veba AG...............................     1,644
   33,706   Volkswagen AG.........................     1,881
    4,812   Volkswagen AG Pfd. ...................       152
                                                    --------
                                                      51,646
                                                    --------
            HOLLAND -- 0.8%
   82,500   Unilever NV...........................     5,621
                                                    --------
            HONG KONG -- 2.8%
  587,600   Cable and Wire (HK Telecom)...........     1,290
  115,000   Cheung Kong Holdings..................       959
1,814,000   China Telecom (HK)++..................     5,593
  132,500   CLP Holdings..........................       623
1,068,000   First Pacific Company Ltd. ...........       653
   69,200   Hang Seng Bank........................       733
  141,000   Henderson Land Development Company,
              Ltd. ...............................       652
  652,600   HSBC Holdings.........................     7,477
  177,000   Hutchison Whampoa.....................     1,646
  130,000   New World Development Company.........       285
   86,000   Sun Hung Kai Properties...............       656
                                                    --------
                                                      20,567
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            IRELAND -- 1.6%
  247,242   Bank of Ireland.......................  $  2,020
  234,621   CRH plc Ord. .........................     4,492
   71,200   Elan Corporation ADR++................     2,390
   44,400   Elan Corporation plc++................     1,505
  165,484   Jefferson Smurfit Group plc...........       316
  363,148   Smurfit (Jefferson) Ord...............     1,075
                                                    --------
                                                      11,798
                                                    --------
            ITALY -- 4.3%
   30,000   Bipop-Carire SpA......................     1,284
1,670,717   ENI Spa (REGD)........................    10,480
  152,759   Mediaset SpA..........................     1,560
   75,330   Monte dei Paschi di Siena SpA++**.....       322
  160,329   San Paolo-IMI SpA.....................     4,169
  641,000   Tecnost SpA++.........................     1,345
  908,831   Telecom Italia Mobile.................     5,652
  809,021   Telecom Italia Spa....................     7,030
                                                    --------
                                                      31,842
                                                    --------
            JAPAN -- 21.7%
   13,800   Advantest Corporation.................     1,996
  245,000   Asahi Bank............................     1,760
  352,000   Asahi Chemical Industry Co., Ltd. ....     1,961
    8,700   Benesse Corporation...................     1,731
   58,000   Bridgestone Corporation...............     1,623
  150,000   Canon, Inc. ..........................     4,367
   39,100   Chubu Electric Power Co., Inc. .......       711
  147,000   Dai Nippon Printing Company, Ltd. ....     2,733
    3,000   Dai-Ichi Kangyo Bank, Ltd. ...........        37
  229,000   Daiichi Pharmaceutical Company,
              Ltd. ...............................     3,480
  238,000   Daiwa Securities......................     2,168
      691   DDI Corporation.......................     5,192
       63   East Japan Railway Company............       401
   41,000   Eisai Company, Ltd. ..................     1,040
   89,000   Fuji Bank Ltd. .......................     1,082
   95,000   Fuji Photo Film.......................     3,257
  140,000   Fujitsu...............................     4,366
  102,000   Honda Motor Company...................     4,273
   31,000   Ito-Yokado Company....................     2,562
   10,232   KDD Corporation.......................     1,058
   13,100   Kojima Company Limited................       709
  247,000   Komatsu...............................     1,638
   60,200   Kyocera Corporation...................     4,580
   11,100   Mabuchi Motor Co., Ltd. ..............     1,445
  536,000   Mitsubishi Heavy Industries, Ltd. ....     2,064
  704,000   Mitsubishi Materials Corporation++....     2,083
   20,000   Mitsubishi Trust & Banking
              Corporation.........................       244
  243,000   Mitsui O.S.K. Lines, Ltd. ............       454
   76,000   Murata Manufacturing Company, Ltd. ...     7,638
   43,700   Namco, Ltd. ..........................     1,724
   10,300   Nichiei Company, Ltd. ................       788
    8,000   Nidec Corporation.....................     1,514
  750,000   Nikko Securities Company, Ltd. .......     6,340
   35,100   Nintendo Company, Ltd. ...............     5,598
  389,000   Nippon Steel Corporation..............     1,056
    1,007   Nippon Telegraph & Telephone..........    12,391
    3,230   Nippon Television Network
              Corporation.........................     2,306
  104,000   Nomura Securities.....................     1,612
       32   NTT Mobile Communication..............       631

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            JAPAN -- (CONTINUED)
   50,100   Promise Company, Ltd. ................  $  4,033
   14,000   Rohm Company..........................     2,926
   55,000   Sankyo Company........................     1,653
   58,000   Sanwa Bank............................       776
   19,000   Secom Company.........................     1,695
   19,000   Secom Company, Ltd. ..................     1,731
  108,000   Sharp Corporation.....................     1,731
   24,300   Shinko Electric Industries............     1,121
  161,000   Shiseido Company, Limited.............     2,404
    2,600   Softbank Corporation**................       989
   85,500   Sony Corporation......................    12,776
   22,200   Sony Music Entertainment..............     2,763
   85,000   Taiyo Yuden Company...................     2,810
   20,100   Takefuji Corporation..................     3,347
   10,000   TDK Corporation.......................     1,158
   70,000   Teijin Limited........................       337
  126,000   The Bank of Tokyo - Mitsubishi........     1,935
  121,000   Tokyo Broadcasting....................     2,438
   95,100   Tokyo Electric Power..................     2,197
  381,000   Toshiba Corporation...................     2,838
   83,000   Toyota Motor Corporation..............     2,643
   14,000   Trend Micro, Inc.++...................     1,696
    7,900   World Company.........................       852
   83,000   Yamanouchi Pharmaceutical.............     3,890
                                                    --------
                                                     161,352
                                                    --------
            MEXICO -- 1.6%
  119,877   Carso Global Telecom++................       667
  134,400   Carso Global Telecom, ADR++...........     1,478
   34,099   Cifra SA, ADR++.......................       536
   24,664   Coca-Cola Femsa SA....................       341
  237,247   Fomento Economico Mexicano, SA de
              C.V. ...............................       746
   83,100   Grupo Carso SA de CV, ADR++...........       692
   50,700   Grupo Televisa, GDR++.................     2,025
   71,553   Telefonos de Mexico, ADR..............     5,098
                                                    --------
                                                      11,583
                                                    --------
            NETHERLANDS -- 6.6%
  205,374   ABN AMRO Holding NV...................     4,615
   30,000   Aegon NV..............................     2,581
  184,689   Akzo Nobel NV.........................     7,828
    6,050   Asm Lithography Holding N.V.++........       410
   24,300   Benckiser NV..........................     1,510
   15,309   Fortis (NL) NV........................       495
   30,000   Gucci Group NV........................     2,468
   32,743   Gucci Group, ADR......................     2,734
   20,000   Heineken NV...........................       995
  211,445   Internationale Nederlanden Groep NV...    11,485
   20,000   Koninklijke Kpn NV....................       876
      421   Laurus NV.............................        10
   32,436   Libertel NV++.........................       586
   30,000   Nutreco Holding NV....................     1,038
   86,573   Philips Electronics NV................     8,712
      500   Randstad Holding NV...................        26
   20,000   United Pan-Europe NV..................     1,235
   32,000   Wolters Kluwer NV.....................     1,097
                                                    --------
                                                      48,701
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            PHILIPPINES -- 0.0%+
   48,000   Bank of the Philippines Islands.......  $    130
    5,700   Philippine Long Distance Telephone
              Company.............................       123
                                                    --------
                                                         253
                                                    --------
            PORTUGAL -- 1.0%
   50,000   Banco Commercial Portugues++..........     1,347
   38,547   Portugal Telecom++....................     1,604
  100,000   Portugal Telecommunications, ADR......     4,131
                                                    --------
                                                       7,082
                                                    --------
            SINGAPORE -- 0.8%
  171,895   DBS Group Holding Ltd. ...............     1,921
  148,000   Oversea-Chinese Banking Corporation,
              Ltd. ...............................     1,149
  129,160   Overseas Union Bank...................       573
   97,000   Sembcorp Logistics Limited++..........       297
   34,000   Singapore Press Holdings, Ltd. .......       536
  350,000   Singapore Technologies Engineering,
              Ltd. ...............................       447
  190,000   Singapore Telecommunications..........       346
   87,000   United Overseas Bank Ltd. ............       660
                                                    --------
                                                       5,929
                                                    --------
            SOUTH AFRICA -- 0.1%
   15,000   Anglo American Platinum Corporation...       398
                                                    --------
            SOUTH KOREA -- 1.3%
   24,400   Housing and Commercial Bank Korea++...       471
   56,700   Korea Electric Power Corporation......     1,864
   19,400   Korea Telecom Corporation++...........     1,198
   27,413   Korea Telecom, ADR++..................     1,014
   21,400   L.G. Chemical Limited++**.............       731
   26,173   Pohang Iron & Steel Company Ltd.,
              ADR.................................       820
   19,776   Samsung Electronics...................     3,203
   48,570   SK Telecom Company, ADR...............       501
                                                    --------
                                                       9,802
                                                    --------
            SPAIN -- 3.3%
    7,104   Acciona SA............................       327
   70,000   Banco Popular Espanol SA..............     4,834
  120,000   Banco Santander Central Hispano.......     1,241
  290,245   Endessa...............................     5,514
  100,000   Indra Sistemas SA.....................     1,043
  150,000   Repsol SA.............................     2,938
  250,000   Repsol-YPF, SA........................     4,984
    6,962   Sogecable, SA++**.....................       190
  208,226   Telefonica SA.........................     3,333
                                                    --------
                                                      24,404
                                                    --------
            SWEDEN -- 1.3%
  142,364   Ericsson (L.M.) Telephone Company,
              Series B............................     4,411
  139,284   Investor AB...........................     1,648
  200,000   Nordbanken Holding AB.................     1,122
   18,361   Sandvik AB............................       498
   21,934   Sandvik Ab............................       599
  104,301   Svenska Handelsbanken AB..............     1,457
                                                    --------
                                                       9,735
                                                    --------
            SWITZERLAND -- 5.3%
    4,494   Clariant AG...........................     2,036
    2,271   Compagnie Financiere Richemont AG.....     4,598
   10,000   Credit Suisse Group...................     1,833
      817   Julius Baer Holdings, Ltd. ...........     2,423

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            SWITZERLAND -- (CONTINUED)
    2,913   Nestle SA (REGD)......................  $  5,475
    5,275   Novartis AG (REGD)....................     7,824
    2,948   PubliGroupe SA........................     2,049
      300   Roche Holding AG......................     3,472
      600   Schweizerische Rueckversicherungs-
              Gesellschaft (REGD).................     1,198
    5,549   Swisscom AG++.........................     1,731
    8,461   UBS AG................................     2,385
    8,000   Zurich Allied AG......................     4,463
                                                    --------
                                                      39,487
                                                    --------
            TAIWAN -- 0.3%
   67,527   Advanced Semiconductor++..............       192
   24,022   Advanced Semiconductor, GDR++.........       464
   33,024   Asustek Computer, GDR++...............       439
   23,700   Synnex Technology International,
              GDR.................................       459
  100,000   Taiwan Semiconductor++................       420
                                                    --------
                                                       1,974
                                                    --------
            THAILAND -- 0.1%
   48,700   Advanced Info Services (FGN)++........       557
                                                    --------
            UNITED KINGDOM -- 18.9%
  174,115   3i Group..............................     2,185
  300,000   Aegis Group...........................       620
  460,235   Associated British Foods plc..........     2,998
   89,215   AstraZeneca Group plc.................     3,742
   58,000   AstraZeneca Group plc.................     2,416
   80,000   BAA...................................       806
  217,421   Barclays..............................     6,381
   26,196   Bass plc..............................       314
   80,000   Bowthorpe.............................       746
  310,000   BP Amoco Ord. ........................     5,662
  223,600   British Aerospace.....................     1,474
   40,000   British Airways plc...................     2,285
  165,800   British Steel plc, ADR++..............     4,269
  709,906   British Telecommunications Ord. ......    10,751
  362,985   Carlton Communications plc............     2,756
   60,200   Colt Telecom Group++..................     1,428
  171,600   Compass Group.........................     1,683
  278,370   Diageo plc............................     2,853
  296,313   EMI Group plc.........................     2,169
  220,552   Glaxo Wellcome Ord. ..................     5,754
  581,334   Granada Group.........................     4,978
   70,000   Hays..................................       755
  155,400   HSBC Holdings.........................     1,779
  514,678   Invensys plc..........................     2,492
  160,000   Lloyds TSB Group......................     1,989
   59,969   Logica................................       785
  680,211   Marks & Spencer plc...................     3,540
   48,400   Misys plc.............................       471
    5,399   National Westminster Bank plc.........       126
  170,997   Orange Ord.++.........................     3,374
   76,494   Peninsular and Oriental Steam
              Navigation Company..................     1,164
  524,246   PowerGen plc..........................     5,323
  126,902   Reckitt & Colman......................     1,576
   70,000   Royal Bank of Scotland................     1,503
  834,488   ScottishPower plc.....................     7,668
  180,106   Securicor Ord. .......................     1,778
1,883,540   Shell Transport and Trading Company
              Ord. ...............................    14,083

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            UNITED KINGDOM -- (CONTINUED)
  581,407   Smithkline Beecham Ord. ..............  $  6,688
  166,935   Smiths Industries plc.................     2,367
1,285,084   Tesco plc.............................     4,016
  200,000   Unilever..............................     1,892
  315,544   Vodafone AIRTOUCH Ord. ...............     7,473
  270,475   WPP Group Ord. .......................     2,517
                                                    --------
                                                     139,629
                                                    --------
            UNITED STATES -- 1.1%
   50,716   Pharmacia & Upjohn, Inc. .............     2,518
   31,730   STMicroelectronics NV.................     2,348
  113,587   The News Corporation Ltd. ............     3,230
                                                    --------
                                                       8,096
                                                    --------
            TOTAL COMMON STOCKS
              (Cost $665,651).....................   725,351
                                                    --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 11.7%
              (Cost 86,462)
   86,462   Nations Cash Reserves#...............     86,462
                                                    --------
            TOTAL INVESTMENTS
              (Cost $752,113*)............  109.8%   811,813
                                                    --------
            OTHER ASSETS AND
              LIABILITIES (NET)...........   (9.8)%
            Receivable for investment securities
              sold...............................   $ 27,136
            Receivable for Fund shares sold......          2
            Dividends receivable.................      2,099
            Interest receivable..................        202
            Miscellaneous receivables............        905
            Prepaid expenses.....................         42
            Collateral on securities loaned......    (73,890)
            Payable for Fund shares redeemed.....         (6)
            Investment advisory fee payable......     (2,680)
            Administration fee payable...........       (721)
            Shareholder servicing and
              distribution fees payable..........       (116)
            Due to custodian.....................     (4,851)
            Payable for investment securities
              purchased..........................    (19,854)
            Accrued Trustees'/Directors' fees and
              expenses...........................        (62)
            Accrued expenses and other
              liabilities........................       (598)
                                                    --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................    (72,392)
                                                    --------
            NET ASSETS....................  100.0%  $739,421
                                                    ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $  1,744
            Accumulated net realized gain on
              investments sold, foreign
              currencies and net other assets....    110,696
            Net unrealized appreciation of
              investments, foreign currencies and
              net other assets...................     59,620
            Paid-in capital......................    567,361
                                                    --------
            NET ASSETS...........................   $739,421
                                                    ========

                                                     VALUE
------------------------------------------------------------
---------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($689,376,132 / 47,963,351
              shares outstanding)................
                                                      $14.37
                                                       -----
                                                       -----
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($21,577,711 / 1,518,680
              shares
              outstanding).......................
                                                      $14.21
                                                       -----
                                                       -----
            Maximum sales charge.................      5.75%
            Maximum offering price per share.....     $15.08
            INVESTOR B SHARES:
            Net asset value and offering price
              per share## ($27,620,858 / 1,982,830
              shares
              outstanding).......................
                                                      $13.93
                                                      ------
                                                      ------
            INVESTOR C SHARES:
            Net asset value and offering price
              per share## ($846,479 / 61,943
              shares outstanding)................     $13.67
                                                      ------
                                                      ------

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $89,925 and gross depreciation of $30,225 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $752,113.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++  Non-income producing security.

## The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

+   Amount represents less than 0.1%.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $73,890.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

At September 30, 1999, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common Stocks:
Telecommunications..........................................         16.5%          $      122,328
Banking.....................................................         14.7                  108,800
Oil and Gas.................................................          7.3                   54,330
Drugs.......................................................          6.1                   45,184
Food Producers..............................................          3.7                   27,675
Utilities -- Electric.......................................          3.6                   26,480
Electronics.................................................          3.2                   23,755
Media.......................................................          3.1                   22,603
Financial Services..........................................          2.8                   20,473
Machinery and Equipment.....................................          2.3                   17,286
Electrical Components.......................................          2.3                   16,940
Chemicals -- Diversified....................................          2.2                   16,014
Electrical Equipment........................................          2.1                   15,265
Automobiles and Trucks......................................          2.0                   14,781
Diversified.................................................          2.0                   14,549
Insurance...................................................          1.6                   11,991
Construction................................................          1.2                    9,142
Metals and Mining...........................................          1.2                    8,581
Chemicals -- Basic..........................................          1.1                    7,828
Steel.......................................................          1.0                    7,415
Other.......................................................         18.1                  133,931
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         98.1                  725,351
INVESTMENT COMPANIES........................................         11.7                   86,462
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        109.8                  811,813
OTHER ASSETS AND LIABILITIES (NET)..........................         (9.8)                 (72,392)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $      739,421
                                                                ----------           -------------
                                                                ----------           -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            COMMON STOCKS -- 95.8%
            AUSTRALIA -- 6.6%
  250,000   Australia and New Zealand Banking
              Group..............................  $  1,672
  500,000   Cable and Wireless Optus++...........     1,077
  600,000   Colonial, Ltd. ......................     2,177
  400,492   News Corporation.....................     2,810
  411,768   Southern Pacific Petroleum++.........       914
  100,000   Telstra Corporation ADS..............     2,638
                                                   --------
                                                     11,288
                                                   --------
            BRAZIL -- 1.5%
  161,000   Tele Norte Leste Participacoes,
              ADR................................     2,496
                                                   --------
            FRANCE -- 10.1%
   15,000   Accor++..............................     3,497
   20,000   Equant NV++..........................     1,627
    5,000   L'Oreal..............................     3,192
    5,000   Promodes.............................     4,422
  104,000   Sanofi-Synthelabo++..................     4,429
                                                   --------
                                                     17,167
                                                   --------
            GERMANY -- 8.8%
  130,000   Bayersche Motoren Werke AG...........     3,669
   40,000   Deutsch Pfandbrief-Und Hypothekenbank
              AG (DePfa-Bank)....................     3,301
   50,000   Henkel Kgaa..........................     3,142
   30,000   Mannesman AG++.......................     4,791
                                                   --------
                                                     14,903
                                                   --------
            IRELAND -- 6.6%
  400,000   Bank of Ireland......................     3,267
  300,000   CRH plc Ord. ........................     5,744
   67,000   Elan Corporation ADR++...............     2,249
                                                   --------
                                                     11,260
                                                   --------
            ITALY -- 0.4%
  300,000   Tecnost SpA++........................       629
                                                   --------
            JAPAN -- 15.7%
  240,000   Daiwa Securities.....................     2,187
      181   East Japan Railway Company...........     1,153
   50,000   Ito-Yokado Company...................     4,133
  200,000   Kao Corporation......................     5,654
  300,000   Matsushita Electric Industrial
              Company............................     6,382
  250,000   Sharp Corporation....................     4,006
  250,000   Toppan Printing Company..............     3,147
                                                   --------
                                                     26,662
                                                   --------
            MEXICO -- 1.4%
  100,000   Cifra SA, ADR++......................     1,573
   45,920   Panamerican Beverages, Inc. .........       761
                                                   --------
                                                      2,334
                                                   --------
            NETHERLANDS -- 6.8%
   60,000   Getronics NV.........................     3,236
   65,000   Internationale Nederlanden Groep
              NV.................................     3,530
   50,000   Numico (Koninklijke) NV..............     2,072
   80,000   Wolters Kluwer NV....................     2,743
                                                   --------
                                                     11,581
                                                   --------

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            NEW ZEALAND -- 0.2%
  178,380   Contact Energy++.....................  $    289
                                                   --------
            PORTUGAL -- 1.7%
   70,000   Portugal Telecom++...................     2,913
                                                   --------
            SINGAPORE -- 1.9%
  290,750   DBS Group Holding Ltd. ..............     3,249
                                                   --------
            SOUTH AFRICA -- 1.1%
1,784,000   Sanlam++.............................     1,948
                                                   --------
            SPAIN -- 4.1%
   90,000   Gas Natural..........................     1,925
  255,000   Repsol SA............................     4,994
                                                   --------
                                                      6,919
                                                   --------
            SWEDEN -- 5.1%
  160,000   Atlas Copco AB, Series "A"...........     4,489
   42,000   Atlas Copco AB, Series "B"...........     1,163
  100,000   Ericsson (L.M.) Telephone Company,
              Series B...........................     3,098
                                                   --------
                                                      8,750
                                                   --------
            SWITZERLAND -- 3.3%
    1,000   Nestle SA (REGD).....................     1,879
    2,500   Novartis AG (REGD)...................     3,709
                                                   --------
                                                      5,588
                                                   --------
            UNITED KINGDOM -- 20.5%
  300,000   Amvescap Ord. .......................     2,448
1,500,000   Azlan Group Ord.++...................     1,989
  350,000   Bank of Scotland Ord. ...............     4,176
   50,000   EIDOS Ord.++.........................     3,149
  350,000   Granada Group........................     2,997
  500,000   Securicor Ord. ......................     4,937
  700,000   Shell Transport and Trading Company
              Ord. ..............................     5,233
  300,000   Smithkline Beecham Ord. .............     3,451
  200,000   Standard Chartered Bank Ord. ........     2,892
  400,000   WPP Group Ord. ......................     3,722
                                                   --------
                                                     34,994
                                                   --------
            TOTAL COMMON STOCKS
            (Cost $108,542)......................   162,970
                                                   --------
            RIGHTS -- 0.1%
            SWEDEN -- 0.1%
  160,000   Atlas Copco AB, Series "A"
              Rights++...........................       194
   42,000   Atlas Copco AB, Series "B"
              Rights++...........................        47
                                                   --------
                                                        241
                                                   --------
            TOTAL RIGHTS
            (Cost $0)............................       241
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

  SHARES                                           VALUE
  (000)                                            (000)
----------------------------------------------------------
            INVESTMENT COMPANIES -- 7.4%
              (Cost $12,681)
    12,681  Nations Cash Reserves#.............   $ 12,681
                                                  --------
            TOTAL INVESTMENTS
            (Cost $121,223*)............  103.3%   175,892
                                                  --------
            OTHER ASSETS AND
            LIABILITIES (NET)...........   (3.3)%
            Cash...............................   $  7,903
            Receivable for investment
            securities sold....................      2,572
            Receivable for Fund shares sold....          4
            Dividends receivable...............        777
            Interest receivable................         17
            Prepaid expenses...................         43
            Collateral on securities loaned....    (12,681)
            Payable for Fund shares redeemed...     (4,005)
            Investment advisory fee payable....       (116)
            Administration fee payable.........        (32)
            Shareholder servicing and
            distribution fees payable..........
                                                       (12)
            Accrued Trustees'/Directors' fees
            and
            expenses...........................
                                                       (11)
            Accrued expenses and other
            liabilities........................       (110)
                                                  --------
            TOTAL OTHER ASSETS AND
            LIABILITIES (NET)..................     (5,651)
                                                  --------
            NET ASSETS..................  100.0%  $170,241
                                                  ========
            NET ASSETS CONSIST OF:
            Distributions in excess of net
            investment income..................   $ (1,389)
            Accumulated net realized gain on
            investments sold, foreign
            currencies and net other assets....     47,741
            Net unrealized appreciation of
            investments, foreign currencies and
            net other assets...................     54,661
            Paid-in capital....................     69,228
                                                  --------
            NET ASSETS.........................   $170,241
                                                  ========

                                                   VALUE
----------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($146,653,030 / 9,004,917 shares
              outstanding).....................     $16.29
                                                    ======
            INVESTOR A SHARES:
            Net asset value and redemption
              price per share
              ($21,936,692 / 1,371,597 shares
              outstanding).....................     $15.99
                                                    ======
            Maximum sales charge...............      5.75%
            Maximum offering price per share...     $16.97
            INVESTOR B SHARES:
            Net asset value and offering price
              per share+ ($1,233,001 / 78,549
              shares outstanding)..............     $15.70
                                                    ======
            INVESTOR C SHARES:
            Net asset value and offering price
              per share+ ($417,839 / 25,905
              shares outstanding)..............     $16.13
                                                    ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $59,401 and gross depreciation of $4,732 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $121,223.

++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 8).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

At September 30, 1999, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common Stocks:
Banking.....................................................         13.0%          $       22,087
Telecommunications..........................................          9.5                   16,171
Drugs.......................................................          8.1                   13,838
Oil and Gas.................................................          7.7                   13,066
Cosmetics and Toiletries....................................          5.2                    8,846
Electrical Equipment........................................          3.7                    6,382
Machinery and Engineering...................................          3.5                    5,893
Printing and Publishing.....................................          3.5                    5,890
Construction................................................          3.4                    5,744
Distribution and Wholesale..................................          2.9                    4,937
Financial Services..........................................          2.7                    4,635
Retail -- Specialty.........................................          2.6                    4,422
Retail -- Food..............................................          2.4                    4,133
Insurance...................................................          2.4                    4,125
Electronics.................................................          2.4                    4,006
Food Producers..............................................          2.3                    3,951
Advertising and Marketing Services..........................          2.2                    3,722
Automobiles and Trucks......................................          2.2                    3,669
Restaurants and Lodging.....................................          2.1                    3,497
Computer Services...........................................          1.9                    3,236
Other.......................................................         12.1                   20,720
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         95.8                  162,970
RIGHTS......................................................          0.1                      241
INVESTMENT COMPANIES........................................          7.4                   12,681
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        103.3                  175,892
OTHER ASSETS AND LIABILITIES (NET)..........................         (3.3)                  (5,651)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $      170,241
                                                                ----------           -------------
                                                                ----------           -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
  SHARES                                              (000)
------------------------------------------------------------
             COMMON STOCKS -- 88.6%
             ARGENTINA -- 3.6%
    13,390   Banco de Galicia, ADR.................  $   279
    53,000   Perez Companc, ADR....................      637
     3,000   Telefonica de Argentina, ADR..........       79
                                                     -------
                                                         995
                                                     -------
             BRAZIL -- 11.4%
35,000,000   Banco Bradesco Preferred..............      166
   640,000   Brahma Cia Cervejaria Pref NPV........      385
    17,800   Cemig CIA Energ, ADR..................      273
    13,000   Companhia Vale do Rio Doce, ADR.......      275
    23,500   Embratel Participacoes, ADR++.........      269
    13,100   Pao de Acucar, ADR....................      260
 1,150,000   Petrol Brasileiros Preferred NPV......      177
    16,300   Petroleo Brasileiros, ADR.............      251
     8,300   Tele Centro Sul Participacoes,
               ADR++...............................      461
    24,400   Tele Norte Leste Participacoes, ADR...      378
    12,600   Telesp Participacoes SA, ADR..........      198
     3,000   Telesp Participacoes SA, ADR..........       47
                                                     -------
                                                       3,140
                                                     -------
             CHILE -- 0.9%
     7,371   Enersis, ADR..........................      154
     5,400   Telecom De Chile, ADR.................       98
                                                     -------
                                                         252
                                                     -------
             EGYPT -- 0.5%
    10,100   Suez Cement Company, GDR..............      145
                                                     -------
             GREECE -- 6.7%
     7,000   Alpha Credit Bank.....................      561
       732   EFG Eurobank..........................       35
     5,000   Hellenic Bottling Company.............      120
    23,250   National Bank of Greece, GDR++........      368
    17,523   OTE (Helenic Telecom).................      409
    18,400   Stet Hellas Telecommunication,
               ADR++...............................      347
                                                     -------
                                                       1,840
                                                     -------
             HONG KONG -- 6.3%
   100,800   Cable and Wire (HK Telecom)...........      221
   150,000   China Telecom (HK)++..................      462
    36,600   HSBC Holdings.........................      419
    69,000   Hutchison Whampoa.....................      642
                                                     -------
                                                       1,744
                                                     -------
             HUNGARY -- 1.7%
     6,500   Matav, ADR............................      177
    13,500   Mol Magyar Olaj-Es Gz, GDS............      284
                                                     -------
                                                         461
                                                     -------
             INDIA -- 3.2%
     1,000   Hindalco Industries Ltd., GDR.........       20
    50,000   Reliance Industries Ltd., GDR++.......      543
    22,000   Videsh Sanchar Nigam Ltd., GDR........      310
                                                     -------
                                                         873
                                                     -------
             ISRAEL -- 2.9%
   187,000   Bank Hapoalim Ltd. ...................      460
     7,000   Teva Pharmaceutical Industries Ltd.,
               ADR.................................      352
                                                     -------
                                                         812
                                                     -------

                                                      VALUE
  SHARES                                              (000)
------------------------------------------------------------
             MALAYSIA -- 4.4%
   211,600   Ammb Holdings Berhad..................  $   326
   490,000   IOI Corporated Berhad.................      236
   200,000   Malaysian International Shipping
               (FGN) Berhad........................      274
   150,000   Telekom Malaysia Berhad...............      389
                                                     -------
                                                       1,225
                                                     -------
             MEXICO -- 11.5%
    86,300   Carso Global Telecom, ADR++...........      950
    24,400   Cifra SA, ADR++.......................      384
    23,500   Consorcio Ara, ADR++(+)...............      258
    58,300   Grupo Carso SA de CV, ADR++...........      485
    14,500   Grupo Imsa SA de CV, ADR..............      230
   109,168   Grupo Industrial Bimbo................      229
   100,000   Grupo Modelo..........................      253
     6,800   Grupo Televisa, GDR++.................      272
     7,300   Panamerican Beverages, Inc. ..........      121
                                                     -------
                                                       3,182
                                                     -------
             PHILIPPINES -- 0.7%
   204,000   Ayala Corporation.....................       49
    58,000   Bank of the Philippines Islands.......      157
                                                     -------
                                                         206
                                                     -------
             POLAND -- 2.7%
    13,400   Bank Handlowy W. Warszawie............      157
    22,883   Elektrim..............................      212
     8,800   Powszechny Bank Kredy, GDR++..........      144
     7,000   Telekomunikacja, GDR..................       34
    40,000   Telekomunikacja, GDR..................      196
                                                     -------
                                                         743
                                                     -------
             SOUTH AFRICA -- 5.1%
    65,000   Amalgamated Bank of South Africa,
               Group Ltd. .........................      255
    37,900   Amalgamated Beverage Industries.......      270
    12,400   Anglo American Platinum Corporation...      329
    14,600   Liberty Life Association of Africa
               Ltd. ...............................      114
    37,500   Rembrandt Group.......................      286
   150,000   Sanlam++..............................      164
                                                     -------
                                                       1,418
                                                     -------
             SOUTH KOREA -- 13.5%
    12,181   Korea Telecom, ADR++..................      451
    34,200   LG Electronics Company................    1,147
     7,000   Samsung Electronics...................    1,134
    23,600   Shinhan Bank, GDR++...................      432
    52,099   SK Telecom Company, ADR...............      537
                                                     -------
                                                       3,701
                                                     -------
             TAIWAN -- 7.8%
    42,000   Acer Inc., GDR........................      380
    35,036   Asustek Computer, GDR++...............      466
    45,953   Siliconware Precision Company,
               GDR++...............................      479
    28,244   Taiwan Semiconductor SP, ADR++........      833
                                                     -------
                                                       2,158
                                                     -------
             THAILAND -- 2.1%
    25,300   Advanced Info Services (FGN)++........      289
 1,017,000   National Finance Public Company
               (FGN)++.............................      298
                                                     -------
                                                         587
                                                     -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                      VALUE
  SHARES                                              (000)
------------------------------------------------------------
             TURKEY -- 3.6%
25,000,000   Haci Omer Sabanci.....................  $   650
25,000,000   Yapi Kredi Bankasi....................      341
                                                     -------
                                                         991
                                                     -------
             TOTAL COMMON STOCKS
               (Cost $22,418)......................   24,473
                                                     -------

PRINCIPAL
  AMOUNT
  (000)
----------
             CONVERTIBLE BONDS AND NOTES -- 0.2%
             (Cost $357)
             SOUTH AFRICA -- 0.2%
$   17,122   Standard Bank Investment
               Corporation Ltd. ................          55
                                                    --------

  SHARES
----------
             PREFERRED STOCKS -- 0.4%
             (Cost $0)
             THAILAND -- 0.4%
   109,000   Siam Comm Bk Pfd.++................          98
                                                    --------
             RIGHTS -- 0.3%
             (Cost $0)
             GREECE -- 0.3%
     3,500   Commercial Bank of Greece++........          75
                                                    --------
             WARRANTS -- 0.0%+
             BRAZIL -- 0.0%
    59,969   Brahma Cia Cervejaria Expire
               04/30/03++.......................           7
     4,990   Brahma Cia Cervejaria Expire
               04/30/03++(++)...................           0
                                                    --------
                                                           7
                                                    --------
             TOTAL WARRANTS
               (Cost $3)........................           7
                                                    --------

  SHARES                                              VALUE
  (000)                                               (000)
------------------------------------------------------------
             INVESTMENT COMPANIES -- 17.3%
             UNITED STATES -- 15.3%
     4,237   Nations Cash Reserves#..............    $ 4,237
                                                     -------
             TAIWAN -- 2.0%
        49   Taiwan Index Fund++(+)..............        551
                                                     -------
             TOTAL INVESTMENT COMPANIES
               (Cost $4,687).....................      4,788
                                                     -------
             TOTAL INVESTMENTS
               (Cost $27,465*)............  106.8%    29,496
                                                     -------
             OTHER ASSETS AND
               LIABILITIES (NET)..........   (6.8)%
             Cash................................    $ 2,094
             Receivable for investment securities
               sold..............................        395
             Receivable for Fund shares sold.....        209
             Dividends receivable................         69
             Unamortized organization costs......         22
             Prepaid expenses....................         66
             Collateral on securities loaned.....     (4,237)
             Payable for Fund shares redeemed....       (193)
             Investment advisory fee payable.....        (13)
             Administration fee payable..........         (5)
             Shareholder servicing and
               distribution fees payable.........         (3)
             Payable for investment securities
               purchased.........................       (162)
             Accrued Trustees'/Directors' fees
               and expenses......................         (8)
             Accrued expenses and other
               liabilities.......................       (100)
                                                     -------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET).................     (1,866)
                                                     -------
             NET ASSETS...................  100.0%   $27,630
                                                     =======
             NET ASSETS CONSIST OF:
             Distributions in excess of net
               investment income.................    $   (57)
             Accumulated net realized loss on
               investments sold, foreign
               currencies and net other assets...    (20,476)
             Net unrealized appreciation of
               investments, foreign currencies
               and net other assets..............      2,040
             Paid-in capital.....................     46,123
                                                     -------
             NET ASSETS..........................    $27,630
                                                     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                      VALUE
------------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($24,486,666 / 2,476,598 shares
               outstanding).......................     $9.89
                                                       =====

             INVESTOR A SHARES:
             Net asset value and redemption price
               per share ($1,174,883 / 119,585
               shares outstanding)................     $9.82
                                                       =====

             Maximum sales charge.................     5.75%
             Maximum offering price per share.....    $10.42
             INVESTOR B SHARES:
             Net asset value and offering price
               per share## ($1,878,065 / 194,448
               shares outstanding)................     $9.66
                                                       =====

             INVESTOR C SHARES:
             Net asset value and offering price
               per share## ($90,157 / 9,342 shares
               outstanding).......................     $9.65
                                                       =====

---------------

  * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $4,118 and gross depreciation of $2,087 for Federal income tax purposes. At September 30, 1999, the aggregate cost of securities for Federal income tax purposes was $27,465.

(+) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 ++  Non-income producing security.

 ## The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

  +  Amount represents less than 0.1%.

(++) Amount represents less than $500.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc. Represents cash collateral received from securities lending activity (Note 8).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

At September 30, 1999, sector diversification was as follows:

                                                                % OF NET                VALUE
                   SECTOR DIVERSIFICATION                        ASSETS                 (000)
--------------------------------------------------------------------------------------------------
Common Stocks:
Telecommunications..........................................         22.2%          $        6,125
Banking.....................................................         15.4                    4,253
Electrical Components.......................................          6.4                    1,778
Electrical Equipment........................................          4.9                    1,359
Oil and Gas.................................................          4.9                    1,349
Financial Services..........................................          4.5                    1,234
Beverages...................................................          4.2                    1,149
Electronics.................................................          4.1                    1,134
Basic Materials.............................................          2.5                      688
Holdings Companies -- Diversified...........................          2.3                      642
Metals and Mining...........................................          2.3                      624
Computer Related............................................          2.0                      557
Diversified.................................................          1.9                      534
Utilities -- Electric.......................................          1.5                      427
Retail -- General...........................................          1.4                      384
Drugs.......................................................          1.3                      352
Insurance...................................................          1.0                      278
Transportation: Marine......................................          1.0                      274
Media.......................................................          1.0                      272
Retail......................................................          0.9                      260
Other.......................................................          2.9                      800
                                                                ----------           -------------
TOTAL COMMON STOCKS.........................................         88.6                   24,473
INVESTMENT COMPANIES........................................         17.3                    4,788
PREFERRED STOCKS............................................          0.4                       98
RIGHTS......................................................          0.3                       75
CONVERTIBLE BONDS AND NOTES.................................          0.2                       55
WARRANTS....................................................          0.0                        7
                                                                ----------           -------------
TOTAL INVESTMENTS...........................................        106.8                   29,496
OTHER ASSETS AND LIABILITIES (NET)..........................         (6.8)                  (1,866)
                                                                ----------           -------------
NET ASSETS..................................................        100.0%          $       27,630
                                                                ----------           -------------
                                                                ----------           -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                        INTERNATIONAL      INTERNATIONAL     INTERNATIONAL         EMERGING
                                                            VALUE              EQUITY            GROWTH            MARKETS
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $82,
  $1,315, $152 and $14, respectively)...............    $        4,128     $        9,688    $        1,622     $           62
Interest............................................               510                511               244                171
Securities lending income...........................               146                266                39                 31
                                                        --------------     --------------    --------------     --------------
    Total investment income.........................             4,784             10,465             1,905                264
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................             1,125              3,486               804                131
Administration fee..................................               249                781               188                 25
Transfer agent fees.................................                39                146                44                  6
Custodian fees......................................                16                198                 9                 16
Legal and audit fees................................                57                 63                58                 47
Registration and filing fees........................                23                 29                31                 38
Directors' fees and expenses........................                 8                  8                 8                  8
Amortization of organization costs..................                --                 --                --                 15
Interest expense....................................                --                 69                --                  3
Other...............................................                33                  6               299                 29
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................             1,550              4,786             1,441                318
Shareholder servicing and distribution fees:
  Investor A Shares.................................                41                 30                31                  1
  Investor B Shares.................................                46                142                 6                  9
  Investor C Shares.................................                 7                  5                 2                  1
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................             1,644              4,963             1,480                329
Fees waived by investment advisor, administrator
  and/or distributor................................              (123)              (239)              (30)               (76)
Fees reduced by credits allowed by the custodian....                (4)                (1)               --                 --
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................             1,517              4,723             1,450                253
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME...............................             3,267              5,742               455                 11
                                                        --------------     --------------    --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.............................             9,694            107,002            23,307              1,170
  Foreign currencies and net other assets...........                (6)               (24)                9                (14)
                                                        --------------     --------------    --------------     --------------
Net realized gain/(loss) on investments.............             9,688            106,978            23,316              1,156
                                                        --------------     --------------    --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities........................................             8,326            (36,885)          (12,853)             3,463
  Foreign currencies and net other assets...........                 3                 14                 5                 13
                                                        --------------     --------------    --------------     --------------
Net change in unrealized appreciation/(depreciation)
  of investments....................................             8,329            (36,871)          (12,848)             3,476
                                                        --------------     --------------    --------------     --------------
Net realized and unrealized gain/(loss) on
  investments.......................................            18,017             70,107            10,468              4,632
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $       21,284     $       75,849    $       10,923     $        4,643
                                                        ==============     ==============    ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank]

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  INTERNATIONAL VALUE
                                                              ------------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/99              PERIOD ENDED           PERIOD ENDED
                                                               (UNAUDITED)              3/31/99               5/15/98(a)
                                                              ------------------------------------------------------------
(IN THOUSANDS)
Net investment income.....................................    $        3,267         $        1,550         $          664
Net realized gain/(loss) on investments...................             9,688                  8,446                  5,449
Net change in unrealized appreciation/(depreciation) of
  investments.............................................             8,329                 (4,375)                 5,638
                                                              --------------         --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations..............................................            21,284                  5,621                 11,751
Distributions to shareholders from net investment income:
  Primary A Shares........................................              (726)                (1,714)                    --
  Primary B Shares........................................                --                     --*                    --
  Investor A Shares.......................................               (62)                   (78)                    --
  Investor B Shares.......................................               (19)                   (30)                    --
  Investor C Shares.......................................                (2)                    (1)                    --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares........................................            (1,378)               (11,258)                (1,210)
  Primary B Shares........................................                --                     --*                    --
  Investor A Shares.......................................               (59)                  (526)                   (96)
  Investor B Shares.......................................               (51)                  (127)                    --
  Investor C Shares.......................................                (6)                    (8)                    --
Net increase/(decrease) in net assets from Fund share
  transactions............................................           208,615                 36,565                 55,558
                                                              --------------         --------------         --------------
Net increase/(decrease) in net assets.....................           227,596                 28,444                 66,003
NET ASSETS:
Beginning of period.......................................           152,984                124,540                 58,537
                                                              --------------         --------------         --------------
End of period.............................................    $      380,580         $      152,984         $      124,540
                                                              ==============         ==============         ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of period.......    $        2,744         $          286         $          565
                                                              ==============         ==============         ==============

---------------

  * Amount represents less than $500.

(a) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald International Equity Fund, which was reorganized into International Value on May 17, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

         INTERNATIONAL EQUITY              INTERNATIONAL GROWTH                EMERGING MARKETS
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/99         YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
    ---------------------------------------------------------------------------------------------------
    $        5,742   $        6,229   $          455   $          596   $           11   $          552
           106,978          122,340           23,316           81,289            1,156          (13,222)
           (36,871)        (103,624)         (12,848)         (65,405)           3,476           (7,110)
    --------------   --------------   --------------   --------------   --------------   --------------
            75,849           24,945           10,923           16,480            4,643          (19,780)
            (3,009)          (6,815)            (305)              --              (10)            (438)
                --               --*              --               --               --               --*
               (85)             (97)             (25)              --               --               (3)
               (53)            (196)              --               --               --               (5)
                (5)              (6)              --               --               --               (1)
           (39,379)         (57,696)              --          (65,781)              --               --
                --               --*              --               --*              --               --
              (672)            (968)              --           (6,209)              --               --
            (1,545)          (2,238)              --             (181)              --               --
               (45)             (69)              --             (118)              --               --
           (77,371)        (105,006)         (46,958)        (164,008)          (1,307)         (31,495)
    --------------   --------------   --------------   --------------   --------------   --------------
           (46,315)        (148,146)         (36,365)        (219,817)           3,326          (51,722)
           785,736          933,882          206,606          426,423           24,304           76,026
    --------------   --------------   --------------   --------------   --------------   --------------
    $      739,421   $      785,736   $      170,241   $      206,606   $       27,630   $       24,304
    ==============   ==============   ==============   ==============   ==============   ==============
    $        1,744   $         (847)  $       (1,389)  $       (1,515)  $          (57)  $          (57)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                         INTERNATIONAL VALUE
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 1999          PERIOD ENDED         PERIOD ENDED
                                                       (UNAUDITED)          MARCH 31, 1999(b)      MAY 15, 1999(a)
                                                   -------------------      ------------------    -----------------
                                                   SHARES     DOLLARS       SHARES    DOLLARS     SHARES    DOLLARS
                                                   ----------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold...........................................    9,377    $152,895       4,332    $ 80,384    4,183     $64,837
  Issued as reinvestment of dividends............       74       1,202         292       4,000       34         451
  Redeemed.......................................   (1,963)    (31,671)     (2,449)    (52,728)    (650)     (9,773)
                                                   -------    --------      ------    --------    -----     -------
  Net increase/(decrease)........................    7,488    $122,426       2,175    $ 31,656    3,567     $55,515
                                                   =======    ========      ======    ========    =====     =======
INVESTOR A SHARES:
  Sold...........................................    7,636    $125,065         260    $  5,477      110     $ 1,552
  Issued as reinvestment of dividends............        3          53          23         313        7          98
  Redeemed.......................................   (3,272)    (53,472)       (202)     (5,154)    (110)     (1,607)
                                                   -------    --------      ------    --------    -----     -------
  Net increase/(decrease)........................    4,367    $ 71,646          81    $    636        7     $    43
                                                   =======    ========      ======    ========    =====     =======
INVESTOR B SHARES:
  Sold...........................................      742    $ 11,970         306    $  4,222       --     $    --
  Issued as reinvestment of dividends............        3          48          11         147       --          --
  Redeemed.......................................      (33)       (523)        (19)       (263)      --          --
                                                   -------    --------      ------    --------    -----     -------
  Net increase/(decrease)........................      712    $ 11,495         298    $  4,106       --     $    --
                                                   =======    ========      ======    ========    =====     =======
INVESTOR C SHARES:
  Sold...........................................      190    $  3,089          16    $    200       --     $    --
  Issued as reinvestment of dividends............       --*          4          --*          9       --          --
  Redeemed.......................................       (3)        (45)         (3)        (42)      --          --
                                                   -------    --------      ------    --------    -----     -------
  Net increase/(decrease)........................      187    $  3,048          13    $    167       --     $    --
                                                   =======    ========      ======    ========    =====     =======
  Total net increase/(decrease)..................   12,754    $208,615       2,567    $ 36,565    3,574     $55,558
                                                   =======    ========      ======    ========    =====     =======

---------------

  * Amount represents less than 500 shares.

(a) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald International Equity Fund, which reorganized into International Value on May 22, 1998.

(b) International Value's Investor B and Investor C Shares commenced operations on May 28, 1998 and June 15, 1998, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           INTERNATIONAL EQUITY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 1999
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    3,683    $  43,762        9,397    $ 138,073
  Issued as reinvestment of dividends.......................    1,394       19,312        2,060       28,238
  Redeemed..................................................   (9,802)    (140,072)     (18,544)    (266,676)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (4,725)   $ (76,998)      (7,087)   $(100,365)
                                                              =======    =========      =======    =========
PRIMARY B SHARES:+
  Sold......................................................       --    $      --           --*   $      --*
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................       --           --           (2)         (25)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       --    $      --           (2)   $     (25)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   15,282    $ 208,597        7,314    $  99,691
  Issued in exchange for A Shares of Pacific Horizon
    International Equity Fund (Note 10).....................    3,095       41,876           --           --
  Issued as reinvestment of dividends.......................       44          596           70          948
  Redeemed..................................................  (17,818)    (250,201)      (7,387)    (101,232)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      603    $     868           (3)   $    (593)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       42    $     508           93    $   1,339
  Issued in exchange for B Shares of Pacific Horizon
    International Equity Fund (Note 10).....................       29          389           --           --
  Issued as reinvestment of dividends.......................      112        1,503          176        2,358
  Redeemed..................................................     (256)      (3,532)        (556)      (7,666)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (73)   $  (1,132)        (287)   $  (3,969)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       10    $      31           33    $     460
  Issued in exchange for K Shares of Pacific Horizon
    International Equity Fund (Note 10).....................       62          808           --           --
  Issued as reinvestment of dividends.......................        3           45            6           75
  Redeemed..................................................      (74)        (993)         (43)        (589)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................        1    $    (109)          (4)   $     (54)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (4,194)   $ (77,371)      (7,383)   $(105,006)
                                                              =======    =========      =======    =========

---------------

* Amount represents less than 500 shares and $500.

+ There were no longer any public shareholders of the Primary B Share class as of April 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          INTERNATIONAL GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 1999
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     278    $   4,523        1,721    $  29,566
  Issued as reinvestment of dividends.......................      --           --        2,297       35,769
  Redeemed..................................................  (3,010)     (48,886)     (12,933)    (233,351)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  (2,732)   $ (44,363)      (8,915)   $(168,016)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   8,625    $ 136,729        2,106    $  34,591
  Issued as reinvestment of dividends.......................      --           --          276        4,107
  Redeemed..................................................  (8,752)    (139,494)      (2,150)     (35,380)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (127)   $  (2,765)         232    $   3,318
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      22    $     350           38    $     635
  Issued as reinvestment of dividends.......................      --           --           12          178
  Redeemed..................................................      (8)        (119)         (13)        (207)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      14    $     231           37    $     606
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       1    $      11            3    $      36
  Issued as reinvestment of dividends.......................      --           --            7          109
  Redeemed..................................................      (5)         (72)          (4)         (61)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      (4)   $     (61)           6    $      84
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  (2,849)   $ (46,958)      (8,640)   $(164,008)
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           EMERGING MARKETS
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1999
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    564      $ 5,914          363    $  3,133
  Issued in exchange for assets of Primary A Shares of
    Nations Pacific Growth Fund (Note 10)...................     --           --        1,016       8,277
  Issued as reinvestment of dividends.......................     --           --           18         155
  Redeemed..................................................   (752)      (7,194)      (5,693)    (44,018)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (188)     $(1,280)      (4,296)   $(32,453)
                                                               ====      =======       ======    ========
PRIMARY B SHARES:+
  Sold......................................................     --      $    --           --*   $     --*
  Issued as reinvestment of dividends.......................     --           --           --*         --*
  Redeemed..................................................     --           --           (4)        (23)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     --      $    --           (4)   $    (23)
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................    215      $ 2,109           20    $    165
  Issued in exchange for assets of Investor A Shares of
    Nations Pacific Growth Fund (Note 10)...................     --           --           78         632
  Issued as reinvestment of dividends.......................     --           --           --*          3
  Redeemed..................................................   (213)      (2,093)         (42)       (346)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................      2      $    16           56    $    454
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     17      $   160           15    $    142
  Issued in exchange for assets of Investor B Shares of
    Nations Pacific Growth Fund (Note 10)...................     --           --          113         906
  Issued as reinvestment of dividends.......................     --           --           --*          5
  Redeemed..................................................    (20)        (188)         (49)       (411)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     (3)     $   (28)          79    $    642
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     --*     $     4            8    $     72
  Issued in exchange for assets of Investor C Shares of
    Nations Pacific Growth Fund (Note 10)...................     --           --            2          14
  Issued as reinvestment of dividends.......................     --           --           --*          1
  Redeemed..................................................     (1)         (19)         (27)       (202)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     (1)     $   (15)         (17)   $   (115)
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (190)     $(1,307)      (4,182)   $(31,495)
                                                               ====      =======       ======    ========

---------------

  * Amount represents less than 500 shares and $500.

  + There were no longer any public shareholders of the Primary B Share class as of January 24, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                  NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                    VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                  BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                  OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                  -----------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
PRIMARY A SHARES*
Six months ended 9/30/1999#
  (unaudited).................     $14.45          $0.22            $1.85              $2.07           $(0.07)             --
Period ended 3/31/1999#.......      15.53           0.16             0.28               0.44            (0.18)             --
Period ended 5/15/1998........      13.17           0.09             2.56               2.65               --              --
Year ended 11/30/1997.........      11.29           0.09             1.91               2.00            (0.09)         $(0.01)
Period ended 11/30/1996**.....      10.00           0.06             1.29               1.35            (0.06)             --
INVESTOR A SHARES*
Six months ended 9/30/1999#
  (unaudited).................     $14.43          $0.22            $1.85              $2.07           $(0.06)             --
Period ended 3/31/1999#.......      15.44           0.14             0.36               0.50            (0.17)             --
Period ended 5/15/1998........      13.13           0.08             2.52               2.60               --              --
Year ended 11/30/1997.........      11.29           0.01             1.91               1.92            (0.01)         $(0.05)
Period ended 11/30/1996**.....      10.00           0.04             1.31               1.35            (0.04)             --
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited).................     $14.40          $0.15            $1.82              $1.97           $(0.04)             --
Period ended 3/31/1999***#....      14.33           0.06             0.76               0.82            (0.13)             --
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited).................     $14.41          $0.18            $1.80              $1.98           $(0.04)             --
Period ended 3/31/1999***#....      13.33           0.06             1.77               1.83            (0.13)             --

---------------

  * The financial information for the fiscal periods through May 22, 1998 reflect the financial information for the Emerald International Equity Fund's Institutional Shares and Retail Shares, which were reorganized into the Primary A Shares and Investor A Shares, respectively, as of May 22, 1998.

 ** International Value Primary A and Investor A Shares commenced operations on
    December 27, 1995.

 *** International Value Investor B and Investor C Shares commenced operations on May 28, 1998 and June 15, 1998, respectively.

  + Annualized

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                                                                RATIO OF     RATIO OF NET
DISTRIBUTIONS         TOTAL                                     NET ASSETS      OPERATING     INVESTMENT
  FROM NET          DIVIDENDS         NET ASSET                   END OF       EXPENSES TO   INCOME/(LOSS)   PORTFOLIO
  REALIZED             AND              VALUE        TOTAL        PERIOD       AVERAGE NET    TO AVERAGE     TURNOVER
CAPITAL GAINS     DISTRIBUTIONS     END OF PERIOD   RETURN++       (000)         ASSETS       NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------------
   $(0.14)           $(0.21)           $16.31        14.30%      $283,054         1.16%+(a)      2.64%+         14%
    (1.34)            (1.52)            14.45         1.48        142,546         1.30+          1.36+          44
    (0.29)            (0.29)            15.53        20.54        119,412         1.25+          2.06+          88
    (0.02)            (0.12)            13.17        17.75         54,277         1.21           0.89           29
       --             (0.06)            11.29        13.47         17,528         0.00+          0.00+          50
   $(0.14)           $(0.20)           $16.30        14.35%      $ 77,936         1.41%+(a)      2.39%+         14%
    (1.34)            (1.51)            14.43         1.75          5,960         1.55+          1.11+          44
    (0.29)            (0.29)            15.44        20.22          5,128         1.81+          1.21+          88
    (0.02)            (0.08)            13.13        17.11          4,259         1.73           0.26           29
    (0.02)            (0.06)            11.29        13.54            115         0.00+          1.83+          50
   $(0.14)           $(0.18)           $16.19        13.66%      $ 16,351         2.16%+(a)      1.64%+         14%
    (0.62)            (0.75)            14.40         1.25          4,296         2.30+          0.36+          44
   $(0.14)           $(0.18)           $16.21        13.76%      $  3,239         2.16%+(a)      1.64%+         14%
    (0.62)            (0.75)            14.41         3.98            182         2.30+          0.36+          44

 WITHOUT WAIVERS
 AND/OR EXPENSE
 REIMBURSEMENTS
 ---------------
    RATIO OF
    OPERATING
   EXPENSES TO
     AVERAGE
   NET ASSETS
 ---------------
       1.26%+(a)
       1.39+
       1.26+
       1.21
       3.46+
       1.51%+(a)
       1.64+
       1.82+
       1.93
      57.40+
       2.26%+(a)
       2.39+
       2.26%+(a)
       2.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                    NET REALIZED      NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                        VALUE          NET        AND UNREALIZED     (DECREASE) IN     FROM NET     IN EXCESS OF
                                      BEGINNING    INVESTMENT     GAIN/(LOSS) ON    NET ASSET VALUE   INVESTMENT   NET INVESTMENT
                                      OF PERIOD   INCOME/(LOSS)     INVESTMENTS     FROM OPERATIONS     INCOME         INCOME
                                      -------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
PRIMARY A SHARES
Six months ended 9/30/1999#
  (unaudited)......................    $14.12        $ 0.11           $ 0.97            $ 1.08          $(0.06)            --
Year ended 3/31/1999#..............     14.81          0.11             0.39              0.50           (0.12)            --
Year ended 3/31/1998#..............     13.13          0.11             1.95              2.06           (0.17)        $(0.05)
Year ended 3/31/1997#..............     13.50          0.08             0.11              0.19           (0.11)         (0.00)**
Period ended 3/31/1996(a)#.........     11.75          0.07             1.80              1.87           (0.06)         (0.04)
Year ended 5/31/1995#..............     12.06          0.14            (0.20)            (0.06)          (0.03)            --
Year ended 5/31/1994#..............     10.60          0.09             1.44              1.53           (0.05)            --
INVESTOR A SHARES
Six months ended 9/30/1999#
  (unaudited)......................    $13.97        $ 0.11           $ 0.95            $ 1.06          $(0.05)            --
Year ended 3/31/1999#..............     14.67          0.08             0.40              0.48           (0.11)            --
Year ended 3/31/1998#..............     13.01          0.07             1.94              2.01           (0.15)        $(0.04)
Year ended 3/31/1997#..............     13.39          0.05             0.11              0.16           (0.09)         (0.00)**
Period ended 3/31/1996(a)#.........     11.67          0.04             1.78              1.82           (0.04)         (0.04)
Year ended 5/31/1995#..............     12.00          0.11            (0.20)            (0.09)          (0.02)            --
Year ended 5/31/1994#..............     10.56          0.06             1.44              1.50           (0.04)            --
INVESTOR B SHARES
Six months ended 9/30/1999#
  (unaudited)......................    $13.75        $ 0.03           $ 0.95            $ 0.98          $(0.03)            --
Year ended 3/31/1999#..............     14.56         (0.03)            0.38              0.35           (0.09)            --
Year ended 3/31/1998#..............     12.83         (0.03)            1.92              1.89              --             --
Year ended 3/31/1997#..............     13.27         (0.05)            0.10              0.05           (0.04)        $(0.00)**
Period ended 3/31/1996(a)#.........     11.56         (0.02)            1.78              1.76              --          (0.03)
Year ended 5/31/1995#..............     11.96          0.05            (0.22)            (0.17)          (0.01)            --
Period ended 5/31/1994*#...........     10.51         (0.00)**          1.51              1.51           (0.04)            --
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)......................    $13.52        $ 0.04           $ 0.92            $ 0.96          $(0.04)            --
Year ended 3/31/1999#..............     14.34         (0.03)            0.37              0.34           (0.09)            --
Year ended 3/31/1998#..............     12.74         (0.01)            1.89              1.88           (0.10)        $(0.02)
Year ended 3/31/1997#..............     13.13          0.02             0.10              0.12           (0.06)         (0.00)**
Period ended 3/31/1996(a)#.........     11.45         (0.03)            1.75              1.72              --          (0.02)
Year ended 5/31/1995#..............     11.86          0.02            (0.21)            (0.19)             --             --
Year ended 5/31/1994#..............     10.49         (0.03)            1.43              1.40           (0.01)            --

---------------

 * International Equity Investor B Shares commenced operations on June 7, 1993.

 ** Amount represents less than $0.01 per share.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than 0.01%.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (c) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                                                                         RATIO OF      RATIO OF NET
DISTRIBUTIONS   DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING      INVESTMENT
  FROM NET      IN EXCESS OF      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO
  REALIZED      NET REALIZED         AND            VALUE        TOTAL       PERIOD       AVERAGE       TO AVERAGE     TURNOVER
CAPITAL GAINS   CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS       RATE
--------------------------------------------------------------------------------------------------------------------------------
   $(0.77)             --          $(0.83)         $14.37         7.86%     $689,376       1.15%+(b)(c)      1.50%+       124%
    (1.07)             --           (1.19)          14.12         3.68       743,861       1.13            0.79           146
    (0.16)             --           (0.38)          14.81        16.06       885,329       1.14            0.76            64
    (0.42)         $(0.03)          (0.56)          13.13         1.32       976,855       1.16            0.62            36
    (0.02)             --           (0.12)          13.50        16.01       849,731       1.17+           0.65+           26
    (0.12)          (0.10)          (0.25)          11.75        (0.46)      572,940       1.03            1.17            92
    (0.02)             --           (0.07)          12.06        14.37       401,559       1.17            0.75            39
   $(0.77)             --          $(0.82)         $14.21         7.82%     $ 21,578       1.40%+(b)(c)      1.25%+       124%
    (1.07)             --           (1.18)          13.97         3.59        12,785       1.38            0.54           146
    (0.16)             --           (0.35)          14.67        15.77        13,477       1.39            0.51            64
    (0.42)         $(0.03)          (0.54)          13.01         1.08         9,443       1.41            0.37            36
    (0.02)             --           (0.10)          13.39        15.66         7,643      1.42+            0.40+           26
    (0.12)          (0.10)          (0.24)          11.67        (0.69)        4,877       1.28            0.92            92
    (0.02)             --           (0.06)          12.00        14.00         3,219       1.42            0.50            39
   $(0.77)             --          $(0.80)         $13.93         7.30%     $ 27,621       2.15%+(b)(c)      0.50%+       124%
    (1.07)             --           (1.16)          13.75         2.65        28,266       2.13           (0.21)          146
    (0.16)             --           (0.16)          14.56        14.93        34,119       2.14           (0.24)           64
    (0.42)         $(0.03)          (0.49)          12.83         0.28        36,698       2.16           (0.38)           36
    (0.02)             --           (0.05)          13.27        15.25        40,426      1.99+           (0.17)+          26
    (0.12)          (0.10)          (0.23)          11.56        (1.30)       31,372       1.78            0.42            92
    (0.02)             --           (0.06)          11.96        14.32        17,349      1.92+           (0.00)+##        39
   $(0.77)             --          $(0.81)         $13.67         7.32%     $    846       2.15%+(b)(c)      0.50%+       124%
    (1.07)             --           (1.16)          13.52         2.63           824       2.13           (0.21)          146
    (0.16)             --           (0.28)          14.34        15.05           933       1.97           (0.07)           64
    (0.42)         $(0.03)          (0.51)          12.74         0.77           988       1.66            0.12            36
    (0.02)             --           (0.04)          13.13        15.09           652      2.09+           (0.27)+          26
    (0.12)          (0.10)          (0.22)          11.45        (1.56)          495       2.03            0.17            92
    (0.02)             --           (0.03)          11.86        13.21           339       2.17           (0.25)           39



   WITHOUT WAIVERS
   AND/OR EXPENSE
   REIMBURSEMENTS
   ---------------
       RATIO OF
      OPERATING
     EXPENSES TO
       AVERAGE
     NET ASSETS
   ---------------
        1.21%+(c)
        1.13
        1.14
        1.16
        1.18+
        1.04
        1.18
        1.46%+(c)
        1.38
        1.39
        1.41
        1.43+
        1.29
        1.43
        2.21%+(c)
        2.13
        2.14
        2.16
        2.00+
        1.79
        1.93+
        2.21%+(c)
        2.13
        1.97
        1.66
        2.10+
        2.04
        2.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                   ----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
PRIMARY A SHARES*
Six months ended 9/30/1999#
  (unaudited)..................     $15.53         $ 0.04            $ 0.75            $ 0.79           $(0.03)            --
Year ended 3/31/1999#..........      19.42           0.05              0.87              0.92               --         $(4.81)
Period ended 3/31/1998#........      18.43           0.03              1.30              1.33               --          (0.34)
Period ended 5/16/1997.........      17.05           0.05              1.84              1.89            (0.17)         (0.34)
Year ended 8/31/1996...........      16.24           0.18              1.48              1.66            (0.46)         (0.39)
Year ended 8/31/1995#..........      16.34           0.13              0.17              0.30            (0.11)         (0.29)
Year ended 8/31/1994#..........      14.14           0.11              2.24              2.35               --          (0.15)
INVESTOR A SHARES*
Six months ended 9/30/1999#
  (unaudited)..................     $15.26         $ 0.02            $ 0.73            $ 0.75           $(0.02)            --
Year ended 3/31/1999#..........      19.21           0.01              0.85              0.86               --         $(4.81)
Period ended 3/31/1998#........      18.27          (0.01)             1.29              1.28               --          (0.34)
Period ended 5/16/1997.........      16.90          (0.05)             1.90              1.85            (0.14)         (0.34)
Year ended 8/31/1996...........      16.14           0.04              1.57              1.61            (0.46)         (0.39)
Year ended 8/31/1995#..........      16.29           0.08              0.17              0.25            (0.11)         (0.29)
Year ended 8/31/1994#..........      14.13           0.07              2.24              2.31               --          (0.15)
INVESTOR B SHARES*
Six months ended 9/30/1999#
  (unaudited)..................     $15.01         $(0.04)           $ 0.73            $ 0.69               --             --
Year ended 3/31/1999#..........      19.11          (0.12)             0.83              0.71               --         $(4.81)
Period ended 3/31/1998#........      18.32          (0.11)             1.24              1.13               --          (0.34)
Period ended 5/16/1997.........      17.04          (0.05)             1.79              1.74           $(0.12)         (0.34)
Period ended 8/31/1996(a)......      17.54             --             (0.50)            (0.50)              --             --
INVESTOR C SHARES
Six months ended 9/30/1999#
  (unaudited)..................     $15.43         $(0.04)           $ 0.74            $ 0.70               --             --
Year ended 3/31/1999#..........      19.42          (0.12)             0.94              0.82               --         $(4.81)
Period ended 3/31/1998**#......      18.49          (0.09)             1.36              1.27               --          (0.34)

---------------

 * The financial information for the fiscal periods through May 23, 1997 reflect the financial information for the Pilot International Equity Fund's Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary A Shares, Investor A Shares and Investor B Shares, respectively, as of May 23, 1997.

 ** International Growth Investor C Shares commenced operations on September 19,
    1997.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a) Shares were initially issued on July 1, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                      RATIO OF NET                               AND/OR EXPENSE
                                                                       OPERATING                                 REIMBURSEMENTS
                                                                      EXPENSES TO                                ---------------
                                                         RATIO OF       AVERAGE      RATIO OF NET                   RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET ASSETS     INVESTMENT                    OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     INTEREST      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE       NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   $(0.03)         $16.29         5.08%     $146,653       1.45%+           --            0.50%+         7%           1.48%+
    (4.81)          15.53         6.16       182,316       1.12           1.14%           0.24          21            1.21
    (0.34)          19.42         7.39       401,105       1.15+            --            0.21+         11            1.17+
    (0.51)          18.43        11.28       701,033       1.18+            --            0.47+         34            1.18+
    (0.85)          17.05        10.64       579,019       1.08             --            0.69          22            1.08
    (0.40)          16.24         2.08       363,212       1.18             --            0.82          36            1.18
    (0.15)          16.34        16.75       307,561       1.12             --            0.75          35            1.12
   $(0.02)         $15.99         4.90%     $ 21,937       1.70%+           --            0.25%+         7%           1.73%+
    (4.81)          15.26         5.89        22,874       1.37           1.39%          (0.01)         21            1.46
    (0.34)          19.21         7.18        24,353       1.40+            --           (0.04)+        11           1.42+
    (0.48)          18.27        11.14        26,730       1.42+            --            0.29+         34           1.42+
    (0.85)          16.90        10.40        26,730       1.32             --            0.48          22            1.32
    (0.40)          16.14         1.77        27,625       1.42             --            0.50          36            1.42
    (0.15)          16.29        16.48        44,990       1.37             --            0.48          35            1.37
       --          $15.70         4.60%     $  1,233       2.45%+           --           (0.50)%+        7%           2.48%+
   $(4.81)          15.01         5.11           957       2.12           2.14%          (0.76)         21            2.21
    (0.34)          19.11         6.34           500       2.15+            --           (0.79)+        11            2.17+
    (0.46)          18.32        10.37           560       2.18+            --           (0.61)+        34            2.18+
       --           17.04        (2.85)          184       2.06+            --           (0.32)+        22            2.06+
       --          $16.13         4.54%     $    418       2.45%+           --           (0.50)%+        7%           2.48%+
   $(4.81)          15.43         5.56           459       2.12           2.14%          (0.76)         21            2.21
    (0.34)          19.42         7.04           465       2.15+            --           (0.79)+        11            2.17+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                NET ASSET                        NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET           AND UNREALIZED     (DECREASE) IN      FROM NET      IN EXCESS OF
                                BEGINNING     INVESTMENT        GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT    NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)       INVESTMENTS      FROM OPERATIONS      INCOME          INCOME
                                -------------------------------------------------------------------------------------------------
EMERGING MARKETS
PRIMARY A SHARES
Six months ended 9/30/1999
  (unaudited)...............     $ 8.14         $ 0.01              $ 1.75            $ 1.76           $(0.01)             --
Year ended 3/31/1999#.......      10.60           0.14               (2.53)            (2.39)           (0.07)             --
Year ended 3/31/1998#.......      11.41           0.04               (0.76)            (0.72)           (0.09)             --
Year ended 3/31/1997#.......      10.34           0.01                1.21              1.22            (0.02)         $(0.07)
Period ended 3/31/1996*#....      10.00          (0.03)               0.37              0.34               --            0.00**
INVESTOR A SHARES
Six months ended 9/30/1999
  (unaudited)...............     $ 8.09         $(0.01)             $ 1.74            $ 1.73               --              --
Year ended 3/31/1999#.......      10.57           0.10               (2.52)            (2.42)          $(0.06)             --
Year ended 3/31/1998#.......      11.39           0.01               (0.75)            (0.74)           (0.08)             --
Year ended 3/31/1997#.......      10.32          (0.01)               1.21              1.20            (0.02)         $(0.05)
Period ended 3/31/1996*#....      10.00          (0.05)               0.37              0.32               --              --
INVESTOR B SHARES
Six months ended 9/30/1999
  (unaudited)...............     $ 7.99         $(0.05)             $ 1.72            $ 1.67               --              --
Year ended 3/31/1999#.......      10.49           0.05               (2.50)            (2.45)          $(0.05)             --
Year ended 3/31/1998#.......      11.31          (0.07)              (0.75)            (0.82)              --              --
Year ended 3/31/1997#.......      10.26          (0.09)               1.20              1.11               --              --
Period ended 3/31/1996*#....      10.00          (0.11)               0.37              0.26               --              --
INVESTOR C SHARES
Six months ended 9/30/1999
  (unaudited)...............     $ 7.98         $(0.05)             $ 1.72            $ 1.67               --              --
Year ended 3/31/1999#.......      10.47           0.05               (2.49)            (2.44)          $(0.05)             --
Year ended 3/31/1998#.......      11.34          (0.05)              (0.75)            (0.80)           (0.07)             --
Year ended 3/31/1997#.......      10.27          (0.04)               1.20              1.16            (0.01)         $(0.02)
Period ended 3/31/1996*#....      10.00          (0.10)               0.37              0.27               --              --

---------------

  * Emerging Markets Primary A, Investor A, Investor B and Investor C Shares commenced operations on June 30, 1995.

 ** Amount represents less than $0.01 per share.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   ---------------
                                                                         RATIO OF        RATIO OF                     RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  FROM NET        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
       --          $(0.01)         $ 9.89         21.56%    $24,487          1.90%+(a)        0.20%+      35%             2.49%+
       --           (0.07)           8.14        (22.60)     21,689          1.78(a)(b)        1.66       71              1.98(b)
       --           (0.09)          10.60         (6.39)     73,797          1.57            0.36         63              1.57
   $(0.06)          (0.15)          11.41         11.97      76,483          1.74            0.13         31              1.74
       --            0.00**         10.34          3.42      47,560          2.13+          (0.38)+       17              2.13+
       --              --          $ 9.82         21.38%    $ 1,175          2.15%+(a)       (0.05)%+     35%             2.74%+
       --          $(0.06)           8.09        (22.90)        951          2.03(a)(b)        1.41       71              2.23(b)
       --           (0.08)          10.57         (6.60)        652          1.82            0.11         63              1.82
   $(0.06)          (0.13)          11.39         11.74         894          1.99           (0.12)        31              1.99
       --              --           10.32          3.20         477          2.38+          (0.63)+       17              2.38+
       --              --          $ 9.66         20.90%    $ 1,878          2.90%+(a)       (0.80)%+     35%             3.49%+
       --          $(0.05)           7.99        (23.42)      1,579          2.78(a)(b)        0.66       71              2.98(b)
       --              --           10.49         (7.25)      1,247          2.57           (0.64)        63              2.57
   $(0.06)          (0.06)          11.31         10.88       1,499          2.74           (0.87)        31              2.74
       --              --           10.26          2.60       1,209          3.13+          (1.38)+       17             3.13+
       --              --          $ 9.65         20.93%    $    90          2.90%+(a)       (0.80)%+     35%             3.49%+
       --          $(0.05)           7.98        (23.37)         86          2.78(a)(b)        0.66       71              2.98(b)
       --           (0.07)          10.47         (7.17)        293          2.40           (0.47)        63              2.40
   $(0.06)          (0.09)          11.34         11.34         226          2.24           (0.37)        31              2.24
       --              --           10.27          2.70          23          3.02+          (1.27)+       17              3.02+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund, Inc. (the "Company") and Nations Reserves ("Reserves") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1999, the Company offered seven separate portfolios and Reserves offered sixteen portfolios. These financial statements pertain only to the international stock portfolios of the Company and Nations Reserves (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Company and Reserves are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Effective August 20, 1999, the International Equity Fund converted to a master-feeder structure. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a corresponding Master Portfolio of Nations Master Investment Trust, another open-end investment company in the Nations Funds family. The Master Portfolio has the same investment objective as the International Equity Fund. Because the value of each Fund's investment in the Master Portfolio at September 30, 1999 represented substantially all of the beneficial interests in the Master Portfolio, financial statements of the Master Portfolios have not been prepared and references in this report to International Equity Fund should be read to include reference to the corresponding Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Equity securities traded on a recognized exchange or on NASDAQ are valued at the last sales price on the exchange or market on which such securities are primarily traded. Securities traded over-the-counter are valued at the closing bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Debt obligations are valued by an independent pricing service approved by the Trustees/ Directors. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment advisor under the supervision of the respective Board of Trustees/ Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign currency translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately stated in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, a Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Company and Reserves are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense in accordance with generally accepted accounting principles. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Company and Reserves has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under these Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily on the Fund's average daily net assets and payable monthly. Effective May 14, 1999, the maximum advisory fee payable by the Funds decreased by 0.10% of the Funds' average daily net assets. The table below shows the change in the maximum annual rate:

                               CURRENT RATE   RATE IN EFFECT
                                EFFECTIVE        THROUGH
                               MAY 14, 1999    MAY 13, 1999
                               -----------------------------
International Equity,
  International Growth.......      0.80%           0.90%
International Value..........      0.90%           1.00%
Emerging Markets.............      1.00%           1.10%

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Each of the Company and Reserves has entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with BAAI and Gartmore Global Partners ("Gartmore"). Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of Bank of America, and Gartmore U.S. Ltd., an indirect wholly-owned subsidiary of Gartmore Investment Management PLC ("Gartmore PLC"), which is a United Kingdom ("U.K.") holding company for a leading U.K. based international fund management group of companies. National Westminster Bank PLC and its affiliated entities own 100% of the equity of Gartmore PLC. Under the Sub-Advisory Agreements, Gartmore is entitled to receive a sub-advisory fee from BAAI at the following annual rates of each Fund's average daily net assets:

                                                ANNUAL
                                                 RATE
                                                ------
International Equity*.........................   0.70%
International Growth..........................   0.70
Emerging Markets..............................   0.85

---------------

* Gartmore receives a sub-advisory fee based upon their portion of the Fund's average daily net assets.

The International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-advisor. In addition to Gartmore, the Fund has entered into sub-advisory agreements with INVESCO Global Asset Management (N.A.), Inc. ("INVESCO") and Putnam Investment Management, Inc. ("Putnam"). Each sub-advisor manages approximately one-third of the assets of the Fund. Pursuant to the sub-advisory agreements INVESCO and Putnam are entitled to receive a fee from BAAI at the annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of their portion of the Fund's average daily net assets.

Reserves has, on behalf of International Value Fund, entered into a sub-advisory agreement with BAAI and Brandes Investment Partners, L.P. ("Brandes"), pursuant to which Brandes is entitled to receive a fee from BAAI at the annual rate of 0.50% of the Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Company and Reserves. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the Fund's average daily net assets. Effective May 14, 1999, the combined co-administration fee payable by the Funds to Stephens and BAAI increased by 0.10% of the Fund's average daily net assets. Prior to that date, the combined co-administration fee payable by the Funds was 0.12% of the average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Company and Reserves pursuant to an agreement with BAAI. For the six months ended September 30, 1999, Stephens and BAAI earned $193,051 and $520,790, respectively, from the Funds for its co-administration services.

BAAI and/or the sub-advisors and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-advisors and Stephens agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 1.15% of the International Equity Fund's average daily net assets. Prior to that date, BAAI and/or the sub-advisors and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits. In addition, BAAI and/or the sub-advisors and Stephens voluntarily agreed to reimburse expenses and/or waive fees until May 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 1.90% of the Emerging Markets Fund's average daily net assets.

BNY serves as the custodian of the Funds' assets. For the six months ended September 30, 1999, expenses of the Funds were reduced by $4,651 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary Shares of the Funds. For the six months ended September 30, 1999, Bank of America earned approximately $8,230 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1999, the Funds were informed that the distributor received $7,057,274 in front end sales charges for sales of Investor A Shares and $98,565 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Effective July 1, 1999, the Board of Trustees/Directors of the Company and Reserves, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were Nations Fund Trust, the Company, Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee from the open-end investment companies in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Board receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Company and Reserves paid each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Company and Nations Reserves also reimbursed expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Company's and Reserves' eligible Trustees/Directors may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees/Directors' fees and expenses" in the Statements of operations.

The Funds placed a portion of their portfolio transactions with firms that could be deemed to be affiliates of Gartmore PLC.

International Value and International Equity Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 1999, International Value and International Equity Funds earned $637,932 from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Company and Reserves each have adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

At September 30, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%     0.25%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%     0.25%
Investor B and Investor C
  Distribution Plans.................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 1999 were as follows:

                                PURCHASES      SALES
                                  (000)        (000)
                                -----------------------
International Value...........  $224,293     $   32,379
International Equity..........   945,431      1,059,633
International Growth..........    12,809         55,475
Emerging Markets..............     8,457         10,880

There were no purchases or sales of long-term U.S. government securities for the six month ended September 30, 1999.

5.  CAPITAL STOCK

As of September 30, 1999, 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company and an unlimited number of shares of beneficial interest without par value were authorized for Reserves. The Company's Articles of Incorporation and Reserves' Declaration of Trust authorize the Boards of Trustees/ Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  FOREIGN SECURITIES

Each Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

7.  LINE OF CREDIT

The Company and Reserves each participate in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 1999, there were no loans outstanding under this Agreement. For the six months ended September 30, 1999, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
FUND                                 (000)         RATE
---------------------------------------------------------
International Equity............    $2,394         5.67%
Emerging Markets................       109         5.37

The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their portfolio securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

At September 30, 1999, the following Funds had securities on loan:

                            MARKET VALUE OF    MARKET VALUE
                           LOANED SECURITIES   OF COLLATERAL
FUND                             (000)             (000)
------------------------------------------------------------
International Value......      $110,004          $114,680
International Equity.....        69,176            73,890
International Growth.....        11,878            12,681
Emerging Markets.........         3,921             4,237

9.  CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the Emerging Markets Fund had available for Federal income tax purposes unused capital losses of $3,825,000 expiring in 2006 and $15,069,000 expiring in 2007.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 1999, the Emerging Markets Fund elected to defer losses of $2,207,758 occurring between November 1, 1998 and March 31, 1999 under these rules.

10.  REORGANIZATIONS

On May 22, 1998, the International Value Fund, a newly established portfolio, acquired the assets and certain liabilities of the Emerald International Equity Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of International Value Fund in an amount equal to the value of the outstanding shares of the Emerald International Equity Fund. The financial statements of the International Value Fund reflect the historical financial results of the Emerald International Equity Fund prior to the reorganization. Additionally, the fiscal year end of the Emerald International Equity Fund for financial reporting purposes was changed to coincide with that of the Company.

On March 30, 1999, the Emerging Markets Fund (the "Acquiring Fund"), acquired the assets and certain liabilities of the Nations Pacific Growth Fund (the "Acquired Fund"), in a taxable reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets as of the reorganization date were as follows:

                                       TOTAL NET ASSETS
TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND
OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION
     (000)               (000)               (000)
--------------------------------------------------------
$9,829                  $14,553             $24,382

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, the International Equity Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon International Equity Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                     TOTAL NET         ACQUIRED
  TOTAL NET       TOTAL NET          ASSETS OF           FUND
  ASSETS OF       ASSETS OF       ACQUIRING FUND      UNREALIZED
ACQUIRED FUND   ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
    (000)           (000)              (000)            (000)
-----------------------------------------------------------------
$43,073            $766,603          $809,676           $5,349

CHANGE OF REGISTERED INVESTMENT COMPANY

On August 20, 1999, the Emerging Markets, International Equity and International Value Funds, newly established shell portfolios of Reserves (the "Successor Funds"), acquired the assets and liabilities of their predecessor funds, which were series of Nations Fund, Inc., Nations Fund, Inc. and Nations Fund Portfolios, Inc., respectively, pursuant to a plans of reorganization approved by each predecessor fund's shareholders. The predecessor funds had the same name, investment objective and principal investment strategies as the Successor Funds. The acquisition was accomplished by a tax-free exchange of shares of the Successor Funds in an amount equal to the value of the outstanding shares of the predecessor funds. The financial statements of the Successor Funds reflect the historical financial results of the predecessor funds prior to the reorganizations.

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                                    P.O. Box 34602
                                    Charlotte, NC  28234-4602
                                    Toll free 1.800.982.2271


Nations Funds








SAR3 991428 (9/99)